As filed with the U.S. Securities and Exchange Commission on November 7, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1645
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  August 31, 2022

Item 1. Reports to Stockholders.

(a)

Annual Report
August 31, 2022

VIDENT INTERNATIONAL EQUITY FUND
Ticker: VIDI

VIDENT CORE U.S. EQUITY FUND
Ticker: VUSE

VIDENT CORE U.S. BOND STRATEGY ETF
Ticker: VBND

VIDENT FUNDS

VIDENT INTERNATIONAL EQUITY FUND

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident International Equity Fund (“VIDI” or the “Fund”). The following information pertains to the fiscal period of September 1, 2021 through August 31, 2022 (the “current fiscal period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core International Equity Index™ (the “Index”). This index strategy seeks to provide investors with a well-diversified set of global equities exposures across countries, regions and stocks, emphasizing countries with more favorable conditions for investment as well as economic and financial market resilience. The Index also seeks to enhance investors’ stock exposures, systematically selecting higher quality stocks that Vident believes to have favorable valuations and favorable price momentum.

The Fund had negative performance during the current fiscal period. The market price for VIDI decreased -15.41% and the NAV decreased -15.77%, while the Morningstar Global Markets ex-US Large-Mid Cap Index, a broad market index, detracted -19.34% over the same period. The Fund’s Index fell -14.57%. Meanwhile, outstanding shares ended the period at 15,400,000.

The largest positive contributor to return was Equinor ASA (EQNR NO), adding 0.35% to the return of the Fund, gaining 88.24% with an average weighting of 0.66%. The second largest contributor to return was Orient Overseas International, Ltd. (316 HK), adding 0.29% to the return of the Fund, gaining 45.44% with an average weighting of 0.60%. The third largest contributor to return was United Tractors Tbk PT (UNTR IJ), adding 0.28% to the return of the Fund, gaining 69.35% with an average weighting of 0.59%.

The largest negative contributor to return was Top Glove Corporation Bhd (TOPG MK), detracting -0.51% from the return of the Fund, declining -76.90% with an average weighting of 0.33%. The security contributing second-most negatively was PJSC Gazprom (OGZD LI), detracting -0.48% from the return of the Fund, and declining -93.00% with an average weighting of 0.30%. The third largest negative contributor to return was Hartalega Holdings Berhad (HART MK), detracting -0.46% from the return of the Fund, and declining -72.54% with an average weight of 0.23%.

The best performing security in the Fund was Minerva SA (BEEF3 BZ), gaining 97.22% and contributing 0.03% to the return of the Fund. The second-best performing security for the period was Rheinmetall AG (RHM GR), gaining 89.70% and contributing 0.23% to the return of the Fund. The third-best performing security was Equinor ASA (EQNR NO), gaining 88.24% for the period and contributing 0.35% to the return of the Fund.

The worst performing security in the Fund was Magnit PJSC (MGNT LI), declining -99.91% and reducing the return of the Fund by 0.10%. The second-worst performing

VIDENT INTERNATIONAL EQUITY FUND

security in the Fund was Severstal PJSC (SVST LI), declining -99.71% and reducing the return of the LUKOIL PJSC Fund by -0.11%. The third-worst performing security in the Fund was (LKOD LI), declining -99.11% and reducing the return of the Fund by -0.19%. These securities, along with four other Russian securities, were marked to zero following the outset of the Russian invasion of Ukraine and subsequent Russian market closures and U.S. sanctions against Russia in early 2022. Collectively, these securities reduced the return of the Fund by -1.36%.

Vident believes the Fund’s negative performance is consistent with relevant market conditions observed in the general low performance of international markets compared to domestic markets. Market conditions such as the dollar strengthening relative to currencies of other investible markets in the Fund’s universe contributed to low performance. Additionally, relevant attributes in the Index’s approach that likely explain its performance, include an underweight to China and in the Index’s stock-picking approach which uses value, quality, and momentum.

Vident believes VIDI’s rules-based index strategy will remain competitive in the international investment landscape and given market environment. Vident wishes to express our sincerest appreciation for your confidence and commitment to VIDI. We will continue to strive to ensure the satisfaction of our shareholders.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

VIDENT CORE U.S. EQUITY FUND

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident Core U.S. Equity Fund (“VUSE” or the “Fund”). The following information pertains to the fiscal period of September 1, 2021 through August 31, 2022 (the “current fiscal period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core U.S. Stock Index™ (the “Index”). This index strategy represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and accounting, as measured by numerous research metrics. This research is integrated into a systematic and structured selection process that seeks to provide an index of higher quality U.S. companies across small, medium and large-capitalization ranges. The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.

The Fund had negative performance during the current fiscal period. The market price for VUSE decreased -6.69% and the NAV decreased -6.66%, while the S&P 500 Index, a broad market index, detracted -11.23% over the same period. The Fund’s Index fell -6.56%. Meanwhile, outstanding shares ended the period at 11,300,000.

The largest positive contributor to return was Chord Energy Corporation (CHRD US), adding 0.41% to the return of the Fund, gaining 97.46% with an average weighting of 0.59%. The second largest contributor to return was Marathon Oil Corporation (MRO US), adding 0.39% to the return of the Fund, gaining 120.70% with an average weighting of 0.59%. The third largest contributor to return was Ovintiv, Inc. (OVV US), adding 0.35% to the return of the Fund, gaining 98.53% with an average weighting of 0.61%.

The largest negative contributor to return was DISH Network Corporation – Class A (DISH US), detracting -0.35% from the return of the Fund, declining -60.20% with an average weighting of 0.41%. The security contributing second-most negatively was Fulgent Genetics, Inc. (FLGT US), detracting -0.28% from the return of the Fund, and declining -52.36% with an average weighting of 0.46%. The third largest negative contributor to return was PROG Holdings, Inc. (PRG US), detracting -0.26% from the return of the Fund, and declining -61.07% with an average weight of 0.28%.

The best performing security in the Fund was Marathon Oil Corporation (MRO US), gaining 120.70% and contributing 0.39% to the return of the Fund. The second-best performing security for the period was Antero Resources Corporation (AR US), gaining 102.97% and contributing 0.08% to the return of the Fund. The third-best performing security was Ovintiv, Inc. (OVV US), gaining 98.53% for the period and contributing 0.35% to the return of the Fund.

VIDENT CORE U.S. EQUITY FUND

The worst performing security in the Fund was PROG Holdings, Inc. (PRG US), declining -61.07% and reducing the return of the Fund by -0.26%. The second-worst performing security in the Fund was Kyndryl Holdings, Inc. (KD US), declining -60.50% and reducing the return of the Fund by -0.01%. The third-worst performing security in the Fund was DISH Network Corporation – Class A, declining -60.20% and reducing the return of the Fund by -0.35%.

Vident believes the Fund’s performance is consistent with relevant market conditions and the general negative performance of domestic equity markets. Relevant contributors are likely the Index’s value factors, as value funds generally outperformed growth funds during the period. In addition, the Index’s all-cap (opposed to market-cap) approach resulted in relatively higher exposures to mid-cap and lower exposures to large-cap companies. During the period, mid-cap tended to outperform large cap. These dynamics are consistent both in the slowing economic growth and rising interest rate trends during the period.

Vident believes VUSE’s rules-based index strategy will remain competitive in the U.S. equities investment landscape and given market environment. Vident wishes to express our sincerest appreciation for your confidence and commitment to the Fund. We will continue to strive to ensure the satisfaction of our shareholders.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

VIDENT CORE U.S. BOND STRATEGY ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident Core US Bond Strategy ETF (“VBND” or the “Fund”). The following information pertains to the fiscal period of September 1, 2021 through August 31, 2022 (the “current fiscal period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core U.S. Bond Index™ (the “Index”). This Index seeks to diversify interest rate and credit risks through the application of time-tested principles. In addition to diversifying across fixed income sectors, the strategy seeks to improve corporate bond exposures by screening for companies with stronger leadership, governance and creditworthiness factors.

The Fund had negative performance during the current fiscal period. The market price for VBND decreased -12.37% and the NAV decreased -12.41%, while the FTSE US Broad Investment Grade Bond Index, a broad market index, decreased -11.76% over the same period. The Fund’s Index fell -11.94%. Meanwhile, outstanding shares ended the period at 8,500,000.

The largest positive contributor to return was Fannie Mae/Freddie Mac (UMBS) (FNCL 3 8/22), adding 0.05% to the return of the Fund, gaining 2.30% with an average weighting of 0.10%. The second largest contributor to return was Fannie Mae/Freddie Mac (UMBS) (FNCL 3.5 8/22), adding 0.03% to the return of the Fund, gaining 2.15% with an average weighting of 0.07%. The third largest contributor to return was Fannie Mae/Freddie Mac (UMBS) (FNCL 4 8/22), adding 0.01% to the return of the Fund, gaining 1.72% with an average weighting of 0.04%.

The largest negative contributor to return was United States Treasury Note/Bond (T 3 7/8⅞ 08/15/40), detracting -0.57% from the return of the Fund, declining -10.84% with an average weighting of 2.60%. The security contributing second-most negatively was United States Treasury Note/Bond (T 5 1/4 11/15/28), detracting -0.41% from the return of the Fund, and declining -7.67% with an average weighting of 4.86%. The third largest negative contributor to return was United States Treasury Note/Bond (T 6 1/4 05/15/30), detracting -0.30% from the return of the Fund, and declining -9.22% with an average weight of 2.69%.

The best performing security in the Fund was Ginnie Mae (GNSF 3 7/22), gaining 2.43% and contributing 0.01% to the return of the Fund. The second-best performing security for the period was Ginnie Mae (G2SF 3 7/22), gaining 2.40% and contributing 0.01% to the return of the Fund. The third-best performing security was Fannie Mae/Freddie Mac (UMBS) (FNCL 3 8/22), gaining 2.30% for the period and contributing 0.05% to the return of the Fund.

The worst performing security in the Fund was Corning, Inc. (GLW 5.45 11/15/2079), declining -31.61% and reducing the return of the Fund by -0.06%. The second-worst

VIDENT CORE U.S. BOND STRATEGY ETF

performing security in the Fund was Owens Corning (OC 4.3 07/15/47), declining -27.54% and reducing the return of the Fund by -0.09%. The third-worst performing security in the Fund was Kohl’s Corporation (KSS 3 3/8 05/01/31), declining -26.84% and reducing the return of the Fund by -0.08%.

Vident believes the Fund’s performance is consistent with relevant market conditions including slowing economic growth and the general negative performance of domestic fixed income markets, driven by U.S. Federal Reserve tightening and rising rates during the period. Contributors to performance include the Index’s mid-range duration targets and its momentum signaling investment technique to determine allocations to high yield and Treasury Inflation-Protected Securities bonds or TIPS.

Vident believes VBND’s rules-based index strategy will remain competitive in the fixed income investment landscape and given market environments. Vident wishes to express our sincerest appreciation for your confidence and commitment to VBND. We will continue to strive to ensure the satisfaction of our shareholders.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

VIDENT FUNDS

Past performance is no guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security. Fund holdings are subject to change and are not recommendations to buy or sell any security. For more complete information regarding performance and holdings, please refer to the schedules of investments on pages 18-48.

Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange throughout the day at market price. Redemptions are limited and often commissions are charged on each trade. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. A fund that concentrates its investments in the securities of a particular industry or geographic area may be more volatile than a fund that invests in a broader range of industries. VIDI and VBND may invest in illiquid or thinly traded securities which involve additional risks such as limited liquidity and greater volatility. VBND may make investments in debt securities. The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments. VBND may also invest in asset backed and mortgage backed securities which include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The performance of the Funds may diverge from that of the Indices. Because the Funds employ a representative sampling strategy and may also invest up to 20% of their assets in securities that are not included in the Indices, the Funds may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to the Indices. The Funds invest in securities included in, or representative of securities included in, the Indices, regardless of their investment merits. Small and medium-capitalization companies tend to have more limited liquidity and greater price volatility than large-capitalization companies. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

The Vident Core International Equity IndexTM (Bloomberg Symbol: VIEQX) is a strategy seeking to balance risk across developed and emerging countries and emphasize those with favorable conditions for growth. The Vident Core U.S. Stock IndexTM (Bloomberg Symbol: VCUSX) is a strategy which seeks to apply principles-based reasoning, expressed through innovative risk design to address the risks and opportunities of U.S. equity investing. The Vident Core U.S. Bond IndexTM (Bloomberg Symbol: VUBDX) is a strategy which seeks to diversify and improve interest rate and credit risks of traditional U.S. core bonds.

The Morningstar Global ex-US Large-Mid Index measures the performance of Global Markets Ex-US equity markets targeting the top 90% of stocks by market capitalization. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

The Morningstar Global Markets ex-US Index measures the performance of the stocks located in the developed and emerging countries across the world (excluding the United States) as defined by Morningstar. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

VIDENT FUNDS

The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility, and transportation companies. Since mid 1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted.

The Morningstar U.S. Market Total Return Index measures the performance of US securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

The FTSE Broad Investment Grade Bond Index measures the performance of US Dollar-denominated bonds issued in the US investment-grade bond market. Introduced in 1985, the index covers US Treasury, government sponsored, collateralized, and corporate debt providing a reliable representation of the US investment-grade bond market. Sub-indexes are available in any combination of asset class, maturity, and rating.

It is not possible to invest directly in an index.

Diversification does not assure a profit or protect against loss in a declining market.

Must be preceded or accompanied by a Prospectus.

VIDENT INTERNATIONAL EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 29, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

VIDENT INTERNATIONAL EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Three	Five	Since
August 31, 2022	Year	Years	Years	Inception(1)
Vident International
Equity Fund – NAV	-15.77%	3.23%	-0.70%	1.41%
Vident International
Equity Fund – Market	-15.41%	3.25%	-0.73%	1.40%
Vident Core International
Equity Index/Vident
International Equity Index(2)(3)	-14.57%	4.29%	0.12%	2.33%
Morningstar Global ex-U.S.
Large-Mid Index(2)(4)	-19.34%	3.27%	2.04%	2.68%
Morningstar Global Markets
ex-US Index(2)(5)	-19.51%	3.32%	1.96%	2.92%

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 31, 2021, is 0.61%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is October 29, 2013.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(3)
Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core International Equity Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident International Equity Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core International Equity Index, and performance shown for periods prior to January 6, 2016 is that of the Vident International Equity Index.

(4)	Morningstar Global ex-U.S. Large-Mid Index measures the performance of Global Markets Ex-U.S. equity markets targeting the top 90% of stocks by market capitalization.
(5)	Morningstar Global Markets ex-US Index provides exposure to the top 97% market capitalization in each of two economic segments, developed markets, excluding the United States, and emerging markets.

VIDENT CORE U.S. EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on January 21, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

VIDENT CORE U.S. EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Three	Five	Since
August 31, 2022	Year	Years	Years	Inception(1)
Vident Core U.S.
Equity Fund – NAV	-6.66%	12.95%	8.13%	7.42%
Vident Core U.S.
Equity Fund – Market	-6.69%	12.97%	8.10%	7.42%
Vident Core U.S. Stock
Equity Index/Vident Core
U.S. Equity Index(2)(3)	-6.56%	13.20%	8.37%	7.48%
Morningstar U.S. Market
Total Return Index(2)(4)	-13.52%	11.77%	11.31%	10.89%
S&P 500 Index(2)(5)	-11.23%	12.39%	11.82%	11.39%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated  December 31, 2021, is 0.50%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is January 21, 2014.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(3)
Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core U.S. Stock Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Equity Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core U.S. Stock Index, and performance shown for periods prior to January 6, 2016 is that of the Vident Core U.S. Equity Index.

(4)	Morningstar U.S. Market Total Return Index is a diversified broad market index that targets 97% market capitalization coverage of the investable universe.
(5)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

VIDENT CORE U.S. BOND STRATEGY ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 15, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

VIDENT CORE U.S. BOND STRATEGY ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Three	Five	Since
August 31, 2022	Year	Years	Years	Inception(1)
Vident Core U.S. Bond
Strategy ETF – NAV	-12.41%	-2.51%	-0.04%	0.74%
Vident Core U.S. Bond
Strategy ETF – Market	-12.37%	-2.55%	-0.11%	0.71%
Vident Core U.S. Bond
Index/Vident Core U.S.
Bond Strategy Index(2)(3)	-11.94%	-1.86%	0.65%	1.54%
FTSE Broad Investment
Grade Bond Index(2)(4)	-11.76%	-2.02%	0.53%	1.19%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 31, 2021, is 0.41%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is October 15, 2014.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(3)
Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core U.S. Bond Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Bond Strategy Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core U.S. Bond Index, and performance shown for periods prior to January 6, 2016 is that of the Vident Core U.S. Bond Strategy Index.

(4)	FTSE Broad Investment Grade Bond Index tracks the performance of the U.S. Dollar-denominated bonds issued in the U.S. investment-grade bond market.

VIDENT INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
As of August 31, 2022 (Unaudited)

Percentage of
Country	Net Assets
Taiwan	7.6%
Republic of Korea	7.5%
Norway	7.1%
China	6.6%
Hong Kong	6.6%
Brazil	5.5%
Germany	5.3%
Australia	5.3%
Singapore	5.3%
Sweden	5.0%
Canada	3.9%
United Kingdom	3.8%
Japan	3.6%
Denmark	3.2%
Switzerland	3.2%
Israel	2.6%
Chile	2.4%
South Africa	1.9%
Indonesia	1.8%
Thailand	1.7%
Netherlands	1.4%
Ireland	1.3%
Poland	1.3%
Malaysia	1.0%
Finland	0.9%
France	0.9%
Italy	0.9%
Spain	0.6%
Mexico	0.5%
Belgium	0.2%
Austria	0.1%
Russian Federation	0.0%
Short-Term Investments	0.2%
Investments Purchased
with Proceeds from
Securities Lending	2.9%
Liabilities in Excess
of Other Assets	(2.1)%
Total	100.0%

VIDENT CORE U.S. EQUITY FUND

PORTFOLIO ALLOCATION
As of August 31, 2022 (Unaudited)

Percentage of
Sector	Net Assets
Information Technology	21.5%
Financials	13.3%
Consumer Discretionary	12.9%
Health Care	12.3%
Industrials	9.6%
Consumer Staples	8.3%
Communication Services	7.0%
Energy	5.9%
Materials	3.8%
Utilities	2.8%
Real Estate	2.3%
Short-Term Investments	0.2%
Investments Purchased with Proceeds from Securities Lending	22.0%
Liabilities in Excess of Other Assets	(21.9)%
Total	100.0%

VIDENT CORE U.S. BOND STRATEGY ETF

PORTFOLIO ALLOCATION
As of August 31, 2022 (Unaudited)

Percentage of
Asset Type	Net Assets
U.S. Government Notes/Bonds	61.6%
Corporate Bonds	24.8%
Mortgage Backed Securities – U.S. Government Agency	11.3%
U.S. Government Agency Issues	1.7%
Short-Term Investments	7.0%
Investments Purchased with Proceeds from Securities Lending	2.9%
Liabilities in Excess of Other Assets	(9.3)%
Total	100.0%

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2022

Shares	Security Description	Value
COMMON STOCKS – 95.1%

	Australia – 5.3%
285,421	AGL Energy, Ltd.	$1,502,751
1,284,439	Beach Energy, Ltd.	1,505,739
236,233	Bendigo & Adelaide Bank, Ltd. (a)	1,464,027
126,819	BlueScope Steel, Ltd.	1,453,652
362,840	Harvey Norman Holdings, Ltd. (a)	1,052,193
510,178	Healius, Ltd.	1,301,082
56,823	JB Hi-Fi, Ltd. (a)	1,585,082
568,808	Metcash, Ltd. (a)	1,606,582
214,722	QBE Insurance Group, Ltd.	1,776,740
25,486	Rio Tinto, Ltd.	1,651,100
69,995	Sonic Healthcare, Ltd.	1,631,496
2,463,484	Tabcorp Holdings, Ltd. (a)	1,621,291
		18,151,735
	Austria – 0.1%
3,715	OMV AG	150,471
2,554	Voestalpine AG	51,672
		202,143
	Belgium – 0.2%
54,787	Proximus SADP	698,555

	Brazil – 2.8%
309,202	Cia Brasileira de Distribuicao	1,285,507
242,851	EDP – Energias do Brasil SA	1,063,088
293,768	JBS SA	1,677,783
451,749	Marfrig Global Foods SA	1,150,953
104,629	Minerva SA	311,403
200,046	Telefonica Brasil SA	1,622,840
734,311	TIM SA	1,688,022
59,002	Vale SA	740,344
		9,539,940
	Canada – 3.9%
38,057	Canfor Corporation (b)	748,877
21,515	Celestica, Inc. (b)	222,609
231,873	Crescent Point Energy Corporation	1,767,022
3,125	Fairfax Financial Holdings, Ltd.	1,562,357
19,567	Great-West Lifeco, Inc.	460,936

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 95.1% (Continued)

	Canada – 3.9% (Continued)
26,825	iA Financial Corporation, Inc.	$1,445,101
32,026	Interfor Corporation (b)	790,134
18,254	Loblaw Companies, Ltd.	1,617,854
96,159	Manulife Financial Corporation	1,668,244
83,620	Resolute Forest Products, Inc. (b)	1,694,141
13,340	West Fraser Timber Company, Ltd.	1,196,892
		13,174,167
	Chile – 1.8%
7,325,977	Banco de Chile	697,880
1,291,375	Cencosud SA	1,812,786
17,695,755	Enel Americas SA	1,925,003
685,857	Falabella SA	1,622,821
		6,058,490
	China – 6.6%
60,890	360 DigiTech, Inc. – ADR	973,022
1,135,000	China Life Insurance Company, Ltd. – Class H	1,631,169
3,708,000	China Petroleum & Chemical Corporation – Class H	1,752,700
605,500	China Shenhua Energy Company, Ltd. – Class H	1,905,483
13,048,000	China Tower Corporation, Ltd. – Class H (c)	1,629,161
3,927,000	COFCO Joycome Foods, Ltd. (d)	1,505,988
1,167,500	COSCO SHIPPING Holdings
	Company, Ltd. – Class H	1,752,250
322,000	CSPC Pharmaceutical Group, Ltd.	327,791
28,417	Daqo New Energy Corporation – ADR (b)	1,894,561
1,774,000	Lenovo Group, Ltd. (a)	1,469,133
712,500	New China Life Insurance
	Company, Ltd. – Class H	1,679,386
1,296,000	PetroChina Company, Ltd. – Class H	612,594
1,624,000	PICC Property & Casualty
	Company, Ltd. – Class H	1,758,729
478,000	Sinopharm Group Company, Ltd. – Class H	1,064,543
5,665,000	The People’s Insurance Company
	Group of China, Ltd. – Class H	1,753,881
70,955	Vipshop Holdings, Ltd. – ADR (b)	823,788
		22,534,179

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 95.1% (Continued)

	Denmark – 3.2%
685	AP Moller – Maersk AS – Class B	$1,644,360
13,360	Carlsberg AS – Class B	1,744,533
67,453	FLSmidth & Company AS	1,876,861
342,228	H Lundbeck AS (b)	1,344,842
8,911	Novo Nordisk AS – Class B	954,797
24,263	Pandora AS	1,466,678
77,851	Tryg AS	1,764,628
		10,796,699
	Finland – 0.9%
333,929	Nokia OYJ	1,682,942
140,875	Nokian Renkaat OYJ	1,468,983
		3,151,925
	France – 0.9%
30,327	Cie de Saint-Gobain	1,230,487
143,140	Electricite de France SA	1,717,858
		2,948,345
	Germany – 4.7%
9,643	Allianz SE	1,634,640
11,034	Aurubis AG	670,375
28,741	Bayer AG	1,520,168
18,961	Bayerische Motoren Werke AG	1,400,797
201,409	Deutsche Bank AG	1,685,632
46,352	Freenet AG	1,011,421
18,795	Fresenius SE & Company KGaA	466,057
28,819	HUGO BOSS AG	1,576,456
82,537	K+S AG	1,883,990
30,335	Mercedes-Benz Group AG	1,711,850
6,989	Muenchener Rueckversicherungs-Gesellschaft
	AG in Muenchen	1,674,020
9,917	RWE AG	379,735
22,305	Suedzucker AG	306,378
		15,921,519
	Hong Kong – 6.6%
208,700	ASMPT, Ltd.	1,623,312
606,500	China Overseas Land & Investment, Ltd.	1,638,176

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 95.1% (Continued)

	Hong Kong – 6.6% (Continued)
1,650,000	China Resources Cement Holdings, Ltd. (a)	$1,019,576
1,596,000	China Taiping Insurance Holdings Company, Ltd.	1,634,869
3,792,000	China Traditional Chinese Medicine
	Holdings Company, Ltd.	1,642,636
239,500	CK Asset Holdings, Ltd.	1,620,295
256,000	CK Hutchison Holdings, Ltd.	1,655,274
551,000	Kingboard Holdings, Ltd.	1,744,504
2,286,000	Kunlun Energy Company, Ltd.	1,995,082
53,000	Orient Overseas International, Ltd.	1,484,217
4,071,000	Pacific Basin Shipping, Ltd.	1,452,289
1,158,000	Sino Land Company, Ltd.	1,696,682
2,264,000	WH Group, Ltd. (c)	1,546,091
832,000	Xinyi Glass Holdings, Ltd.	1,543,401
		22,296,404
	Indonesia – 1.8%
8,302,800	Adaro Energy Tbk PT	1,980,253
4,236,500	Astra International Tbk PT	1,990,877
53,700	Indo Tambangraya Megah Tbk PT	142,187
831,500	United Tractors Tbk PT	1,896,330
		6,009,647
	Ireland – 1.3%
296,405	Bank of Ireland Group plc	1,836,585
18,071	DCC plc	1,043,593
41,119	Perrigo Company plc	1,538,673
		4,418,851
	Israel – 2.6%
1,031,633	Bezeq The Israeli Telecommunication
	Corporation, Ltd. (a)	1,746,034
13,281	Check Point Software Technologies, Ltd. (b)	1,596,907
12,870	Delek Group, Ltd. (b)	2,241,693
27,907	Plus500, Ltd.	551,386
148,604	Teva Pharmaceutical Industries, Ltd. (a)(b)	1,337,523
36,493	ZIM Integrated Shipping Services, Ltd. (a)	1,317,032
		8,790,575

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 95.1% (Continued)

	Italy – 0.9%
115,602	Assicurazioni Generali SpA	$1,701,807
136,383	Leonardo SpA	1,119,886
119,592	UnipolSai Assicurazioni SpA	266,487
		3,088,180
	Japan – 3.6%
82,500	GungHo Online Entertainment, Inc.	1,377,132
72,000	H.U. Group Holdings, Inc. (a)	1,472,462
209,600	Mazda Motor Corporation	1,861,263
87,900	NGK Spark Plug Company, Ltd.	1,817,287
45,100	Nippon Electric Glass Company, Ltd.	856,290
218,500	Nisshinbo Holdings, Inc.	1,705,443
17,700	Shimamura Company, Ltd.	1,613,908
100,700	Toppan, Inc. (a)	1,591,587
		12,295,372
	Malaysia – 1.0%
2,692,300	Hartalega Holdings Bhd	998,597
306,800	MISC Bhd	486,712
1,810,400	Sime Darby Plantation Bhd	1,804,130
		3,289,439
	Mexico – 0.5%
253,519	Arca Continental SAB de CV	1,718,867

	Netherlands – 1.4%
59,522	Koninklijke Ahold Delhaize NV	1,639,955
130,884	Stellantis NV	1,757,526
69,701	uniQure NV (b)	1,361,958
		4,759,439
	Norway – 7.1%
52,505	Aker BP ASA	1,839,552
1,284,219	DNO ASA	1,824,588
49,378	Equinor ASA	1,904,139
83,416	Gjensidige Forsikring ASA	1,697,882
50,185	Kongsberg Gruppen ASA	1,719,331
229,364	Leroy Seafood Group ASA	1,539,239
77,752	Mowi ASA	1,600,614

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 95.1% (Continued)

	Norway – 7.1% (Continued)
752,007	MPC Container Ships ASA	$1,560,974
282,093	Norsk Hydro ASA	1,947,106
205,701	Orkla ASA	1,729,073
189,999	Storebrand ASA	1,528,163
145,870	Telenor ASA	1,602,135
121,561	TGS ASA	1,858,175
48,695	Var Energi ASA	211,283
41,458	Yara International ASA	1,760,393
		24,322,647
	Poland – 1.3%
11,212	Bank Polska Kasa Opieki SA	155,785
76,878	KGHM Polska Miedz SA	1,449,910
102,015	Polski Koncern Naftowy ORLEN SA	1,325,706
262,375	Powszechny Zaklad Ubezpieczen SA (a)	1,574,530
		4,505,931
	Republic of Korea – 7.5%
76,623	Daeduck Electronics Company, Ltd.	1,698,532
416,125	Daewoo Engineering & Construction
	Company, Ltd. (b)	1,617,771
37,929	DB Insurance Company, Ltd.	1,692,917
55,448	GS Holdings Corporation	1,908,998
51,494	Hankook Tire & Technology Company, Ltd.	1,461,028
69,140	Hyundai Marine & Fire Insurance Company, Ltd.	1,628,283
9,375	Hyundai Mobis Company, Ltd.	1,506,953
27,051	Kia Corporation	1,634,123
60,422	KT Corporation	1,680,459
27,117	KT&G Corporation	1,686,766
274	LG Innotek Company, Ltd.	70,469
183,227	LG Uplus Corporation	1,575,351
8,031	NongShim Company, Ltd.	1,801,279
2,472	Samsung Fire & Marine Insurance Company, Ltd.	360,390
51,178	SD Biosensor, Inc.	1,344,927
43,143	SK Telecom Company, Ltd.	1,680,498
70,744	SL Corporation	2,033,649
		25,382,393

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 95.1% (Continued)

	Russian Federation – 0.0% (e)
285,161	Gazprom PJSC – ADR (f)(g)	$0
10,998	LUKOIL PJSC – ADR (f)(g)	0
32,030	Magnit PJSC – GDR (d)(f)(g)	0
19,494	Novolipetsk Steel PJSC – GDR (d)(f)(g)	0
143,584	Rosneft Oil Company PJSC – GDR (d)(f)(g)	0
24,074	Severstal PAO – GDR (d)(f)(g)	0
20,302	Tatneft PJSC – ADR (f)(g)	0
		0
	Singapore – 5.3%
64,400	City Developments, Ltd.	375,294
984,400	ComfortDelGro Corporation, Ltd.	994,914
2,216,200	Genting Singapore, Ltd.	1,231,134
85,600	Jardine Cycle & Carriage, Ltd.	2,016,211
362,200	Keppel Corporation, Ltd.	1,887,459
166,500	NETLINK NBN MANAGEMENT PTE, Ltd. (d)	111,589
204,400	Oversea-Chinese Banking Corporation, Ltd.	1,771,340
444,300	Sembcorp Industries, Ltd.	1,079,619
573,300	Singapore Technologies Engineering, Ltd.	1,532,800
897,000	Singapore Telecommunications, Ltd.	1,684,567
85,019	United Overseas Bank, Ltd.	1,665,522
152,900	UOL Group, Ltd.	758,417
96,300	Venture Corporation, Ltd.	1,262,509
587,600	Wilmar International, Ltd.	1,701,601
		18,072,976
	South Africa – 1.9%
147,807	Exxaro Resources, Ltd.	1,893,245
535,941	Harmony Gold Mining Company, Ltd.	1,357,115
38,797	Kumba Iron Ore, Ltd.	866,129
190,439	Old Mutual, Ltd.	113,630
309,208	Sibanye Stillwater, Ltd.	698,260
564,128	Telkom SA SOC, Ltd. (b)	1,454,969
		6,383,348

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 95.1% (Continued)

	Spain – 0.6%
78,047	Mapfre SA	$129,728
40,017	Repsol SA	522,505
371,183	Telefonica SA	1,536,269
		2,188,502
	Sweden – 5.0%
18,559	Axfood AB	561,138
55,428	Boliden AB	1,790,825
9,172	Investor AB	145,517
46,841	Saab AB – Class B	1,571,755
191,498	Securitas AB – Class B	1,685,676
347,318	SSAB AB – Class A	1,682,164
80,469	Swedish Orphan Biovitrum AB (b)	1,782,945
150,697	Tele2 AB – Class B	1,609,967
232,960	Telefonaktiebolaget LM Ericsson – Class B	1,752,253
467,662	Telia Company AB	1,652,809
73,146	Trelleborg AB – Class B	1,529,887
223,340	Volvo Car AB – Class B (b)	1,365,255
		17,130,191
	Switzerland – 3.2%
10,643	Baloise Holding AG	1,542,006
9,057	Chubb, Ltd.	1,712,226
88,106	Ferrexpo plc	152,755
8,912	Helvetia Holding AG	987,128
19,973	Novartis AG	1,619,410
5,891	Swatch Group AG	1,438,419
18,905	Swiss Re AG	1,475,673
38,211	UBS Group AG	608,040
3,317	Zurich Insurance Group AG	1,475,393
		11,011,050
	Taiwan – 7.6%
3,510,000	AU Corporation	1,931,581
613,000	Chicony Electronics Company, Ltd.	1,643,394
1,037,000	Compeq Manufacturing Company, Ltd.	1,795,479
550,000	Evergreen Marine Corporation Taiwan, Ltd.	1,595,564
91,000	Gigabyte Technology Company, Ltd.	256,818

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 95.1% (Continued)

	Taiwan – 7.6% (Continued)
4,924,000	HannStar Display Corporation	$1,933,201
477,000	Hon Hai Precision Industry Company, Ltd.	1,708,189
4,590,000	Innolux Corporation	1,824,690
805,000	Lite-On Technology Corporation	1,740,255
1,574,000	Macronix International Company, Ltd.	1,703,928
173,000	Novatek Microelectronics Corporation	1,497,676
823,000	Pegatron Corporation	1,719,681
557,000	Powertech Technology, Inc.	1,562,802
580,000	Radiant Opto-Electronics Corporation	1,915,072
2,210,000	Winbond Electronics Corporation	1,611,893
583,000	Yang Ming Marine Transport Corporation	1,511,251
		25,951,474
	Thailand – 1.7%
3,119,300	Bangkok Chain Hospital pcl – NVDR	1,599,751
1,677,800	Regional Container Lines pcl – NVDR (a)	1,495,468
2,358,700	Sri Trang Agro-Industry pcl – NVDR	1,461,957
2,742,900	Sri Trang Gloves Thailand pcl – NVDR	1,068,198
		5,625,374
	United Kingdom – 3.8%
30,708	Anglo American plc	994,419
353,976	Aviva plc – Class B	1,724,572
99,215	BT Group plc	173,978
1,591,095	Centrica plc (b)	1,402,252
267,263	HSBC Holdings plc	1,644,504
318,908	J Sainsbury plc	754,781
51,487	Janus Henderson Group plc (a)	1,204,796
375,703	Kingfisher plc	1,014,669
394,520	M&G plc	898,619
18,814	Rio Tinto plc	1,044,468
220,698	Royal Mail plc	707,497
1,090,642	Vodafone Group plc	1,468,065
		13,032,620
	TOTAL COMMON STOCKS (Cost $351,708,075)	323,450,977

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Shares	Security Description	Value
PREFERRED STOCKS – 3.9%

	Brazil – 2.7%
858,497	Cia Energetica de Minas Gerais	$2,014,925
1,326,938	Cia Paranaense de Energia – Class B	1,782,569
382,300	Gerdau SA	1,735,513
806,700	Metalurgica Gerdau SA	1,549,250
302,632	Petroleo Brasileiro SA	1,941,611
		9,023,868
	Chile – 0.6%
966,992	Embotelladora Andina SA – Class B	1,989,343

	Germany – 0.6%
44,696	Schaeffler AG	233,485
12,677	Volkswagen AG	1,811,910
		2,045,395
	TOTAL PREFERRED STOCKS (Cost $13,499,621)	13,058,606

Principal
Amount
SHORT-TERM INVESTMENTS – 0.2%

	Money Market Deposit Account – 0.2%
$694,369	U.S. Bank Money Market
	Deposit Account, 1.60% (h)	694,369
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $694,369)	694,369

Units
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 2.9%

	Private Funds – 0.4%
1,440,050	Mount Vernon Liquid Assets
	Portfolio, LLC, 2.47% (i)(j)	1,440,050
		1,440,050

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Principal
Amount	Security Description	Value
	Repurchase Agreements – 2.5%
$1,998,120	Bank of America Securities, Inc. – 2.300%, dated 8/31/22,
	matures 9/1/22, repurchase price $1,998,246
	(collateralized by various U.S. Government mortgage
	backed securities: Total Value $2,038,082)	$1,998,120
1,998,120	Daiwa Capital Markets – 2.300%, dated 8/31/22,
	matures 9/1/22, repurchase price $1,998,246
	(collateralized by various U.S. Government Treasury
	bills, notes, bonds, and mortgage backed securities:
	Total Value $2,038,082)	1,998,120
591,741	HSBC Securities U.S.A., Inc. – 2.260%, dated 8/31/22,
	matures 9/1/22, repurchase price $591,778 (collateralized
	by various U.S. Government Treasury bills, notes, and
	bonds: Total Value $603,576)	591,741
1,998,120	MUFG Securities America, Inc. – 2.300%, dated 8/31/22,
	matures 9/1/22, repurchase price $1,998,246
	(collateralized by various U.S. Government mortgage
	backed securities: Total Value $2,038,083)	1,998,120
1,998,120	RBC Dominion Securities, Inc. – 2.300%, dated 8/31/22,
	matures 9/1/22, repurchase price $1,998,246
	(collateralized by various U.S. Government Treasury
	bills, notes, bonds, and mortgage backed securities:
	Total Value $2,038,082)	1,998,120
		8,584,221
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost $10,024,271) (k)	10,024,271
	TOTAL INVESTMENTS – 102.1%
	(Cost $375,926,336)	347,228,223
	Liabilities in Excess of Other Assets – (2.1)%	(7,154,444)
	NET ASSETS – 100.0%	$340,073,779

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is out on loan as of August 31, 2022. Total value of securities out on loan is $13,325,169 or 3.9% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At August 31, 2022, the value of these securities amounted to $3,175,252 or 0.9% of net assets.

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At August 31, 2022, the value of these securities amounted to $1,617,577 or 0.5% of net assets.

(e)	Represents less than 0.05% of net assets.
(f)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(g)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities is $0, which represents 0.00% of net assets.
(h)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of August 31, 2022.

(i)	Rate shown is the annualized seven-day yield as of August 31, 2022.
(j)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.
(k)
Investment purchased with cash proceeds from securities lending. As of August 31, 2022, total cash collateral has a value of $10,024,271. Additionally, total non-cash collateral has a value of $4,026,049.

ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NVDR – Non-Voting Depositary Receipt

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2022

Shares	Security Description	Value
COMMON STOCKS – 99.7%

	Communication Services – 7.0%
125,588	AT&T, Inc.	$2,202,813
54,235	Comcast Corporation – Class A	1,962,765
66,932	DISH Network Corporation – Class A (a)(b)	1,161,270
65,700	Fox Corporation – Class A (a)	2,245,626
90,136	Frontier Communications Parent, Inc. (b)	2,321,903
78,301	Interpublic Group of Companies, Inc. (a)	2,164,240
32,410	John Wiley & Sons, Inc. – Class A	1,491,832
219,081	Lumen Technologies, Inc. (a)	2,182,047
136,850	News Corporation – Class A	2,315,502
12,648	Nexstar Media Group, Inc. (a)	2,419,815
33,503	Omnicom Group, Inc.	2,241,351
111,756	Telephone & Data Systems, Inc.	1,818,270
17,435	T-Mobile US, Inc. (b)	2,509,942
21,766	United States Cellular Corporation (b)	622,290
51,981	Verizon Communications, Inc.	2,173,326
75,898	Yelp, Inc. (b)	2,593,435
		32,426,427
	Consumer Discretionary – 12.9%
52,371	Abercrombie & Fitch Company – Class A (a)(b)	753,619
53,169	Academy Sports & Outdoors, Inc. (a)	2,290,520
13,791	Asbury Automotive Group, Inc. (a)(b)	2,406,254
19,735	AutoNation, Inc. (b)	2,458,981
20,817	Dick’s Sporting Goods, Inc. (a)	2,214,304
10,290	Dillards, Inc. – Class A (a)	3,048,310
2,060	Graham Holdings Company – Class B	1,164,786
17,032	Grand Canyon Education, Inc. (b)	1,386,064
13,251	Group 1 Automotive, Inc. (a)	2,366,496
113,700	Laureate Education, Inc.	1,252,974
27,799	Lennar Corporation – Class A (a)	2,153,033
8,732	Lithia Motors, Inc. (a)	2,317,822
43,453	LKQ Corporation	2,312,569
126,274	Macy’s, Inc.	2,187,066
41,213	MarineMax, Inc. (a)(b)	1,497,680
15,667	Mohawk Industries, Inc. (a)(b)	1,729,010
8,602	Murphy USA, Inc. (a)	2,496,042
85,380	Perdoceo Education Corporation (b)	988,700

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Consumer Discretionary – 12.9% (Continued)
50,303	PulteGroup, Inc.	$2,045,320
34,691	Sonic Automotive, Inc. – Class A (a)	1,845,214
22,615	Strategic Education, Inc. (a)	1,463,190
54,728	Stride, Inc. (a)(b)	2,087,326
20,348	Sturm, Ruger & Company, Inc.	1,063,183
83,369	Taylor Morrison Home Corporation (b)	2,093,396
27,364	Thor Industries, Inc. (a)	2,216,758
44,262	Toll Brothers, Inc.	1,938,233
106,221	Tri Pointe Homes, Inc. (b)	1,840,810
63,099	Vista Outdoor, Inc. (a)(b)	1,774,344
12,124	Whirlpool Corporation (a)	1,898,618
16,828	Williams-Sonoma, Inc. (a)	2,503,165
39,174	Winnebago Industries, Inc. (a)	2,255,639
		60,049,426
	Consumer Staples – 8.3%
87,170	Albertsons Companies, Inc. – Class A	2,398,047
31,295	Archer-Daniels-Midland Company	2,750,517
25,362	Bunge, Ltd.	2,515,149
11,624	Casey’s General Stores, Inc. (a)	2,484,862
48,244	Edgewell Personal Care Company	1,879,586
22,383	Fresh Del Monte Produce, Inc.	611,951
14,773	Ingles Markets, Inc. – Class A	1,293,081
26,471	Ingredion, Inc.	2,304,830
17,741	JM Smucker Company	2,483,563
60,284	Kraft Heinz Company	2,254,622
49,960	Kroger Company (a)	2,395,082
39,892	Molson Coors Beverage Company – Class B	2,061,220
5,337	Nu Skin Enterprises, Inc. – Class A	218,497
33,371	Pilgrim’s Pride Corporation (b)	950,072
27,264	Post Holdings, Inc. (b)	2,419,953
14,221	PriceSmart, Inc.	899,763
59,773	SpartanNash Company (a)	1,818,892
83,672	Sprouts Farmers Market, Inc. (a)(b)	2,418,121
28,145	Tyson Foods, Inc. – Class A	2,121,570
6,295	United Natural Foods, Inc. (b)	277,484
25,434	Universal Corporation	1,298,151
8,717	USANA Health Sciences, Inc. (b)	562,421
		38,417,434

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Energy – 5.9%
16,984	Arch Resources, Inc. (a)	$2,472,531
7,198	Chesapeake Energy Corporation (a)	723,327
16,021	Chevron Corporation	2,532,279
20,420	Chord Energy Corporation (a)	2,890,451
125,910	CNX Resources Corporation (a)(b)	2,224,830
26,527	Exxon Mobil Corporation	2,535,716
106,190	Marathon Oil Corporation	2,717,402
51,925	Ovintiv, Inc.	2,759,294
87,373	PBF Energy, Inc. – Class A (b)	2,984,662
39,294	PDC Energy, Inc.	2,668,456
110,311	Peabody Energy Corporation (a)(b)	2,720,269
		27,229,217
	Financials – 13.3%
41,001	Aflac, Inc.	2,436,279
19,879	Allstate Corporation	2,395,420
17,511	American Financial Group, Inc.	2,235,804
44,220	American International Group, Inc.	2,288,385
13,609	Assurant, Inc.	2,156,890
23,773	Bread Financial Holdings, Inc.	913,596
32,610	Coinbase Global, Inc. – Class A (a)(b)	2,178,348
49,222	Cowen, Inc. – Class A (a)	1,892,586
30,198	Donnelley Financial Solutions, Inc. (b)	1,281,905
31,628	Encore Capital Group, Inc. (a)(b)	1,729,419
28,347	Enova International, Inc. (b)	990,444
19,324	Evercore, Inc. – Class A	1,810,466
29,309	Federated Hermes, Inc.	998,265
16,714	Hanover Insurance Group, Inc.	2,162,624
36,213	Hartford Financial Services Group, Inc.	2,328,858
40,492	Loews Corporation	2,239,613
1,822	Markel Corporation (b)	2,175,668
43,967	Mercury General Corporation	1,402,547
37,970	MetLife, Inc.	2,442,610
57,105	Mr Cooper Group, Inc. (b)	2,415,542
14,157	Piper Sandler Companies	1,621,968
24,163	Prudential Financial, Inc.	2,313,607
20,113	Reinsurance Group of America, Inc.	2,521,366

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Financials – 13.3% (Continued)
20,076	Selective Insurance Group, Inc.	$1,594,436
26,424	Stewart Information Services Corporation (a)	1,338,111
32,864	Stifel Financial Corporation (a)	1,949,164
52,306	Synchrony Financial	1,713,022
14,769	Travelers Companies, Inc.	2,387,261
765	UMB Financial Corporation	68,445
72,033	Unum Group	2,726,449
103,793	Virtu Financial, Inc. – Class A	2,383,087
36,865	W.R. Berkley Corporation	2,388,852
		61,481,037
	Health Care – 12.3%
20,937	AMN Healthcare Services, Inc. (b)	2,148,974
25,403	Centene Corporation (b)	2,279,665
8,582	Cigna Corporation	2,432,568
24,555	CVS Health Corporation	2,410,073
5,026	Elevance Health, Inc.	2,438,163
110,449	Exelixis, Inc. (b)	1,959,365
37,077	Fulgent Genetics, Inc. (a)(b)	1,611,737
37,985	Gilead Sciences, Inc.	2,410,908
29,985	Henry Schein, Inc. (b)	2,201,199
32,751	Hologic, Inc. (b)	2,212,658
4,704	Humana, Inc.	2,266,293
122,204	Ironwood Pharmaceuticals, Inc. (a)(b)	1,314,915
9,376	Laboratory Corporation of America Holdings	2,112,132
6,987	McKesson Corporation	2,564,229
70,694	Meridian Bioscience, Inc. (a)(b)	2,303,917
14,122	Moderna, Inc. (b)	1,867,917
7,658	Molina Healthcare, Inc. (b)	2,583,579
45,087	Pfizer, Inc.	2,039,285
31,386	Prestige Consumer Healthcare, Inc. (b)	1,587,504
17,632	Quest Diagnostics, Inc. (a)	2,209,466
22,374	QuidelOrtho Corporation (b)	1,773,363
3,942	Regeneron Pharmaceuticals, Inc. (b)	2,290,539
69,874	REGENXBIO, Inc. (b)	2,061,283
10,245	United Therapeutics Corporation (b)	2,321,722
20,773	Universal Health Services, Inc. – Class B (a)	2,032,430

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Health Care – 12.3% (Continued)
184,605	Viatris, Inc.	$1,762,978
79,731	Vir Biotechnology, Inc. (a)(b)	1,893,611
		57,090,473
	Industrials – 9.6%
28,450	ArcBest Corporation (a)	2,291,079
26,023	Atkore, Inc. (a)(b)	2,196,601
33,176	Atlas Air Worldwide Holdings, Inc. (a)(b)	3,314,946
36,068	Boise Cascade Company	2,248,118
35,243	Builders FirstSource, Inc. (b)	2,065,592
8,071	CACI International, Inc. – Class A (b)	2,266,902
107,384	CoreCivic, Inc. (b)	1,023,370
3,032	Deluxe Corporation	58,336
21,131	Encore Wire Corporation (a)	2,749,143
1,373	FedEx Corporation	289,442
45,895	GMS, Inc. (b)	2,212,139
45,138	Knight-Swift Transportation Holdings, Inc. (a)	2,279,920
12,437	Korn Ferry	757,662
21,688	ManpowerGroup, Inc.	1,590,164
27,303	Matson, Inc.	2,011,139
77,597	MDU Resources Group, Inc.	2,339,550
35,300	Mueller Industries, Inc. (a)	2,229,901
14,459	MYR Group, Inc. (b)	1,343,819
27,489	Owens Corning	2,246,676
22,785	Rush Enterprises, Inc. – Class A	1,072,262
76,738	Schneider National, Inc. – Class B (a)	1,754,231
19,828	Science Applications International Corporation	1,805,736
27,104	UFP Industries, Inc.	2,151,787
53,895	Werner Enterprises, Inc. (a)	2,144,482
		44,442,997
	Information Technology – 21.5%
58,467	Alpha & Omega Semiconductor, Ltd. (a)(b)	2,260,334
26,623	Amdocs, Ltd.	2,275,468
122,685	Amkor Technology, Inc.	2,469,649
50,620	Avnet, Inc. (a)	2,221,712
36,285	Axcelis Technologies, Inc. (b)	2,428,918

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Information Technology – 21.5% (Continued)
37,137	Belden, Inc.	$2,431,731
15,194	Ciena Corporation (b)	770,944
51,931	Cisco Systems, Inc.	2,322,354
33,418	Cognizant Technology Solutions Corporation – Class A	2,111,015
49,974	Cohu, Inc. (a)(b)	1,340,802
13,353	Concentrix Corporation	1,679,540
174,051	Conduent, Inc. (b)	711,869
67,214	Corning, Inc.	2,306,785
21,733	CSG Systems International, Inc.	1,257,254
30,624	Diodes, Inc. (b)	2,179,510
101,748	Dropbox, Inc. – Class A (b)	2,176,390
74,522	DXC Technology Company (b)	1,846,655
16,087	ExlService Holdings, Inc. (a)(b)	2,697,951
23,308	Fidelity National Information Services, Inc.	2,129,652
31,826	First Solar, Inc. (b)	4,059,406
151,489	Flex, Ltd. (b)	2,698,019
167,773	Hewlett Packard Enterprise Company	2,281,713
71,158	HP, Inc.	2,042,946
58,937	Intel Corporation	1,881,269
36,726	InterDigital, Inc.	1,842,176
18,011	International Business Machines Corporation	2,313,513
42,123	Jabil, Inc.	2,540,017
80,744	Juniper Networks, Inc. (a)	2,294,745
76,971	Knowles Corporation (b)	1,166,111
47,243	Kulicke and Soffa Industries, Inc. (a)	1,986,096
221,678	Kyndryl Holdings, Inc. (b)	2,309,885
24,255	Lumentum Holdings, Inc. (a)(b)	2,026,505
31,316	Methode Electronics, Inc. (a)	1,267,045
37,692	Micron Technology, Inc.	2,130,729
21,064	MKS Instruments, Inc.	2,098,185
69,292	NetScout Systems, Inc. (b)	2,199,328
38,845	ON Semiconductor Corporation (b)	2,671,371
10,942	OSI Systems, Inc. (b)	911,688
106,513	Photronics, Inc. (b)	1,789,418
16,585	Plexus Corporation (a)(b)	1,554,512
22,137	Qorvo, Inc. (b)	1,987,460

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Information Technology – 21.5% (Continued)
53,379	Sanmina Corporation (b)	$2,589,949
60,219	Teradata Corporation (b)	1,981,205
94,466	TTM Technologies, Inc. (b)	1,485,950
119,518	Vishay Intertechnology, Inc.	2,350,919
48,924	Western Digital Corporation (b)	2,067,528
138,087	Western Union Company	2,046,449
145,265	Xerox Holdings Corporation (a)	2,414,304
63,576	Xperi Holding Corporation	1,011,494
		99,618,468
	Materials – 3.8%
17,245	Alpha Metallurgical Resources, Inc.	2,710,052
27,219	CF Industries Holdings, Inc.	2,816,078
65,376	Commercial Metals Company	2,648,382
48,490	Mosaic Company (a)	2,612,156
19,275	Nucor Corporation	2,562,418
12,782	Reliance Steel & Aluminum Company	2,402,760
60,100	Warrior Met Coal, Inc.	1,956,255
		17,708,101
	Real Estate – 2.3%
185,912	Anywhere Real Estate, Inc. (b)	1,816,360
28,065	CBRE Group, Inc. – Class A (b)	2,216,012
12,550	Jones Lang LaSalle, Inc. (b)	2,171,150
49,363	PotlatchDeltic Corporation (a)	2,291,431
65,041	Weyerhaeuser Company	2,221,801
		10,716,754
	Utilities – 2.8%
52,477	Exelon Corporation	2,304,265
25,094	Hawaiian Electric Industries, Inc.	981,677
35,055	National Fuel Gas Company	2,498,370
64,890	NRG Energy, Inc. (a)	2,678,659
56,024	UGI Corporation (a)	2,212,948
100,440	Vistra Energy Corporation	2,485,890
		13,161,809
	TOTAL COMMON STOCKS (Cost $439,637,474)	462,342,143

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Principal
Amount	Security Description	Value
SHORT-TERM INVESTMENTS – 0.2%

	Money Market Deposit Account – 0.2%
$808,847	U.S. Bank Money Market
	Deposit Account, 1.60% (c)	$808,847
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $808,847)	808,847

Units
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 22.0%

	Private Funds – 22.0%
102,086,625	Mount Vernon Liquid Assets
	Portfolio, LLC, 2.47% (d)(e)	102,086,625
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost $102,086,625)	102,086,625
	TOTAL INVESTMENTS – 121.9%
	(Cost $542,532,946)	565,237,615
	Liabilities in Excess of Other Assets – (21.9)%	(101,469,244)
	NET ASSETS – 100.0%	$463,768,371

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is out on loan as of August 31, 2022. Total value of securities out on loan is $98,708,378 or 21.3% of net assets.
(b)	Non-income producing security.
(c)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of August 31, 2022.

(d)	Rate shown is the annualized seven-day yield as of August 31, 2022.
(e)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2022

Principal
Amount	Security Description	Value
CORPORATE BONDS – 24.8%

	Communication Services – 0.9%
	Discovery Communications LLC
$990,000	06/01/2040, 6.350%	$950,949
	Hughes Satellite Systems Corporation
1,120,000	08/01/2026, 5.250%	1,068,469
	Magallanes, Inc.
120,000	03/15/2062, 5.391% (a)	96,848
	Paramount Global
1,190,000	02/28/2057, 6.250% (b)(c)	1,100,750
		3,217,016
	Consumer Discretionary – 2.0%
	Dick’s Sporting Goods, Inc.
1,640,000	01/15/2052, 4.100%	1,102,252
	Hasbro, Inc.
960,000	03/15/2040, 6.350%	998,141
	Kohl’s Corporation
1,580,000	05/01/2031, 3.375%	1,135,980
	Lear Corporation
960,000	09/15/2027, 3.800% (b)	909,190
210,000	05/15/2049, 5.250%	185,378
	MDC Holdings, Inc.
1,330,000	01/15/2043, 6.000%	1,092,210
	Mohawk Industries, Inc.
1,280,000	05/15/2030, 3.625% (b)	1,145,162
	Newell Brands, Inc.
1,310,000	04/01/2046, 5.750%	1,076,276
		7,644,589
	Consumer Staples – 0.6%
	Altria Group, Inc.
1,200,000	01/31/2044, 5.375% (b)	1,064,892
	Kraft Heinz Foods Company
105,000	01/26/2039, 6.875%	115,719
890,000	02/09/2040, 6.500%	957,314
		2,137,925

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 24.8% (Continued)

	Energy – 4.8%
	Continental Resources, Inc.
$1,390,000	06/01/2044, 4.900%	$1,092,554
	Devon Energy Corporation
930,000	09/30/2031, 7.875%	1,077,648
	Energy Transfer LP
1,030,000	07/01/2038, 7.500%	1,119,581
	Enterprise Products Operating LLC
1,480,000	02/15/2078, 5.375% (c)	1,220,286
	EQT Corporation
1,020,000	02/01/2030, 7.000%	1,092,848
	Halliburton Company
860,000	09/15/2039, 7.450%	1,000,100
	Hess Corporation
1,050,000	01/15/2040, 6.000%	1,074,180
	Magellan Midstream Partners LP
1,080,000	10/15/2043, 5.150%	1,000,060
	Marathon Oil Corporation
945,000	10/01/2037, 6.600% (b)	997,141
	Marathon Petroleum Corporation
945,000	03/01/2041, 6.500%	1,024,517
	ONEOK Partners LP
800,000	10/01/2036, 6.650%	826,538
170,000	10/15/2037, 6.850%	178,213
105,000	02/01/2041, 6.125%	101,882
	Ovintiv, Inc.
920,000	11/01/2031, 7.375%	1,006,452
	Phillips 66 Company
930,000	10/01/2046, 4.900% (a)	880,381
	Plains All American Pipeline LP / PAA Finance Corp.
1,305,000	02/15/2045, 4.900%	1,061,945
	Targa Resources Partners LP / Targa Resources
	Partners Finance Corporation
1,100,000	01/15/2029, 6.875%	1,125,672
	Valero Energy Corporation
1,000,000	06/15/2037, 6.625% (b)	1,090,274
	Western Midstream Operating LP
1,290,000	02/01/2050, 5.250%	1,118,695
		18,088,967

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 24.8% (Continued)

	Financials – 6.1%
	Allstate Corporation
$1,100,000	05/15/2067, 6.500% (c)	$1,120,430
	Ally Financial, Inc.
990,000	11/01/2031, 8.000% (b)	1,105,383
	American Equity Investment Life Holding Company
1,255,000	06/15/2027, 5.000%	1,232,351
	American International Group, Inc.
1,200,000	04/01/2048, 5.750% (b)(c)	1,140,087
	Ares Capital Corporation
1,400,000	11/15/2031, 3.200%	1,095,836
	Blackstone Secured Lending Fund
1,430,000	09/30/2028, 2.850%	1,141,493
	Brighthouse Financial, Inc.
1,580,000	06/22/2047, 4.700% (b)	1,253,939
	Enstar Group, Ltd.
1,120,000	06/01/2029, 4.950%	1,058,713
	Fifth Third Bancorp
810,000	03/01/2038, 8.250%	1,048,509
	GLP Capital LP / GLP Financing II, Inc.
1,090,000	06/01/2028, 5.750%	1,082,620
	Jackson Financial, Inc.
1,680,000	11/23/2051, 4.000% (a)	1,161,265
	Legg Mason, Inc.
930,000	01/15/2044, 5.625%	967,727
	Lincoln National Corporation
820,000	06/15/2040, 7.000%	928,139
	Markel Corporation
1,000,000	04/05/2046, 5.000%	941,565
	MetLife, Inc.
810,000	08/01/2069, 10.750%	1,102,436
	Owl Rock Capital Corporation
1,380,000	06/11/2028, 2.875%	1,120,428
	Prudential Financial, Inc.
1,205,000	09/15/2048, 5.700% (c)	1,183,629
	Regions Bank
888,000	06/26/2037, 6.450%	993,728
	Synchrony Financial
1,170,000	08/04/2026, 3.700% (b)	1,099,049

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 24.8% (Continued)

	Financials – 6.1% (Continued)
	Unum Group
$1,160,000	08/15/2042, 5.750%	$1,079,184
	Western Alliance Bancorp
1,330,000	06/15/2031, 3.000% (c)	1,181,656
		23,038,167
	Health Care – 0.8%
	Cardinal Health, Inc.
1,345,000	06/15/2047, 4.368% (b)	1,150,394
	Centene Corporation
1,140,000	12/15/2029, 4.625%	1,075,533
	HCA, Inc.
960,000	06/15/2047, 5.500%	890,575
		3,116,502
	Industrials – 1.7%
	Air Lease Corporation
1,280,000	10/01/2028, 4.625%	1,208,031
	BNSF Funding Trust I
1,240,000	12/15/2055, 6.613% (c)	1,224,623
	FedEx Corporation
1,015,000	01/15/2044, 5.100%	984,926
	Flowserve Corporation
1,310,000	10/01/2030, 3.500%	1,125,872
	Kirby Corporation
1,170,000	03/01/2028, 4.200%	1,087,780
	Owens Corning
1,130,000	07/15/2047, 4.300%	923,427
		6,554,659
	Information Technology – 2.2%
	Broadcom, Inc.
1,105,000	04/15/2030, 5.000%	1,079,925
	Corning, Inc.
685,000	11/15/2079, 5.450%	626,725
	Dell International LLC / EMC Corporation
880,000	07/15/2046, 8.350%	1,069,562

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 24.8% (Continued)

	Information Technology – 2.2% (Continued)
	HP, Inc.
$995,000	09/15/2041, 6.000% (b)	$974,778
	Jabil, Inc.
220,000	01/12/2028, 3.950%	207,865
	Kyndryl Holdings, Inc.
1,780,000	10/15/2041, 4.100% (a)	1,101,395
	Micron Technology, Inc.
1,070,000	02/06/2029, 5.327%	1,058,207
	Vontier Corporation
1,510,000	04/01/2031, 2.950%	1,163,682
	Western Digital Corporation
1,520,000	02/01/2032, 3.100%	1,146,703
		8,428,842
	Materials – 1.1%
	Dow Chemical Company
650,000	05/15/2039, 9.400%	902,441
	Freeport-McMoRan, Inc.
1,190,000	03/15/2043, 5.450% (b)	1,075,035
	Martin Marietta Materials, Inc.
205,000	12/15/2047, 4.250%	172,922
	Mosaic Company
950,000	11/15/2043, 5.625%	944,241
	Vulcan Materials Company
1,040,000	06/15/2047, 4.500%	921,418
		4,016,057
	Real Estate – 1.8%
	Brixmor Operating Partnership LP
1,255,000	07/01/2030, 4.050% (b)	1,119,553
	EPR Properties
1,400,000	08/15/2029, 3.750%	1,181,247
	MPT Operating Partnership LP / MPT
	Finance Corporation
1,210,000	08/01/2029, 4.625% (b)	1,032,295
	Omega Healthcare Investors, Inc.
1,210,000	01/15/2026, 5.250%	1,201,975

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 24.8% (Continued)

	Real Estate – 1.8% (Continued)
	Sabra Health Care LP
$1,580,000	12/01/2031, 3.200%	$1,255,615
	Simon Property Group LP
850,000	02/01/2040, 6.750%	962,576
		6,753,261
	Utilities – 2.8%
	American Electric Power Company, Inc.
1,320,000	02/15/2062, 3.875% (c)	1,125,269
	CMS Energy Corporation
1,350,000	06/01/2050, 4.750% (c)	1,242,000
	Dominion Energy, Inc.
1,150,000	10/01/2054, 5.750% (c)	1,106,429
	Duke Energy Corporation
1,450,000	01/15/2082, 3.250% (c)	1,160,631
	Edison International
1,280,000	03/15/2028, 4.125%	1,210,753
	National Fuel Gas Company
1,100,000	01/15/2026, 5.500% (b)	1,113,287
	NextEra Energy Capital Holdings, Inc.
1,180,000	12/01/2077, 4.800% (c)	983,578
160,000	03/15/2082, 3.800% (c)	135,002
	Sempra Energy
1,400,000	04/01/2052, 4.125% (c)	1,182,923
	Southern Company
1,380,000	09/15/2051, 3.750% (c)	1,197,151
		10,457,023
	TOTAL CORPORATE BONDS
	(Cost $104,582,924)	93,453,008

MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 11.3%
	Federal Home Loan Banks
300,000	09/13/2024, 2.875%	296,798
230,000	12/13/2024, 2.750%	226,399
310,000	08/15/2024, 1.500%	299,120
225,000	12/20/2024, 1.000%	213,135

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Principal
Amount	Security Description	Value
MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 11.3% (Continued)
	Federal Home Loan Banks (Continued)
$180,000	03/14/2025, 2.375%	$175,255
235,000	04/14/2025, 0.500%	217,474
305,000	09/04/2025, 0.375%	278,198
115,000	12/21/2026, 1.250%	105,457
115,000	06/09/2028, 3.250%	114,666
40,000	07/15/2036, 5.500%	47,940
		1,974,442
	Federal Home Loan Mortgage Corporation
195,000	02/12/2025, 1.500%	186,153
125,000	07/21/2025, 0.375%	114,448
240,000	09/23/2025, 0.375%	218,812
20,000	09/15/2029, 6.750%	24,271
120,000	03/15/2031, 6.750%	149,257
		692,941
	Federal National Mortgage Association
300,000	09/06/2024, 2.625%	295,127
275,000	10/15/2024, 1.625%	264,646
220,000	01/07/2025, 1.625%	211,139
230,000	04/22/2025, 0.625%	213,144
100,000	06/17/2025, 0.500%	92,006
130,000	08/25/2025, 0.375%	118,692
520,000	11/07/2025, 0.500%	473,701
285,000	04/24/2026, 2.125%	272,288
190,000	09/24/2026, 1.875%	179,089
30,000	01/15/2030, 7.125%	37,403
125,000	05/15/2030, 7.250%	157,594
115,000	11/15/2030, 6.625%	141,131
1,500,000	09/01/2040, 4.000% (d)	1,466,719
2,210,000	09/15/2041, 3.500% (d)	2,110,369
2,395,000	09/15/2041, 4.500% (d)	2,385,358
7,000,000	09/15/2041, 5.000% (d)	7,075,937
2,140,000	09/15/2042, 3.000% (d)	1,983,930
3,220,488	04/01/2052, 4.000%	3,153,995
3,922,794	05/01/2052, 4.000%	3,843,016
3,937,481	06/01/2052, 4.000%	3,856,224
		28,331,508

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Principal
Amount	Security Description	Value
MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 11.3% (Continued)
	Government National Mortgage Association
$1,200,000	09/01/2040, 4.500% (d)	$1,213,778
2,400,000	09/15/2040, 4.000% (d)	2,385,750
1,430,000	09/15/2041, 4.000% (d)	1,411,511
2,245,000	09/15/2041, 4.500% (d)	2,249,291
1,200,000	09/15/2042, 3.000% (d)	1,128,094
1,200,000	09/15/2042, 3.500% (d)	1,157,902
1,200,000	09/15/2042, 3.500% (d)	1,159,026
1,200,000	09/01/2043, 3.000% (d)	1,125,609
		11,830,961
	TOTAL MORTGAGE BACKED SECURITIES –
	U.S. GOVERNMENT AGENCY
	(Cost $43,638,491)	42,829,852

U.S. GOVERNMENT AGENCY ISSUES – 1.7%

	Financials – 0.2%
	Federal Farm Credit Banks Funding Corporation
240,000	11/18/2024, 0.875%	226,902
210,000	01/06/2025, 1.125%	198,947
200,000	02/14/2025, 1.750%	192,011
		617,860
	Utilities – 1.5%
	Tennessee Valley Authority
145,000	09/15/2024, 2.875%	143,090
425,000	05/15/2025, 0.750%	394,023
450,000	11/01/2025, 6.750%	492,085
455,000	02/01/2027, 2.875%	444,713
730,000	04/01/2036, 5.880%	873,618
920,000	01/15/2038, 6.150%	1,122,297
1,050,000	09/15/2039, 5.250%	1,188,889
690,000	12/15/2042, 3.500%	623,625
190,000	04/01/2056, 5.375%	230,857
		5,513,197
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(Cost $6,665,665)	6,131,057

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Principal
Amount	Security Description	Value
U.S. GOVERNMENT NOTES/BONDS – 61.6%

	U.S. Treasury Bonds – 26.0%
	United States Treasury Bonds
$9,870,000	02/15/2026, 6.000%	$10,682,733
11,865,000	11/15/2027, 6.125%	13,425,526
3,230,000	08/15/2041, 1.750%	2,412,154
11,745,000	08/15/2042, 2.750%	10,370,009
9,880,000	11/15/2042, 2.750%	8,705,206
13,995,000	02/15/2043, 3.125%	13,071,658
16,425,000	05/15/2043, 2.875%	14,714,490
575,000	08/15/2043, 3.625%	580,615
2,325,000	11/15/2043, 3.750%	2,392,071
3,305,000	02/15/2044, 3.625%	3,331,208
1,105,000	05/15/2044, 3.375%	1,071,332
8,165,000	08/15/2044, 3.125%	7,588,666
9,015,000	11/15/2044, 3.000%	8,195,551
2,010,000	02/15/2045, 2.500%	1,670,498
		98,211,717
	U.S. Treasury Notes – 35.6%
	United States Treasury Notes
10,945,000	08/15/2024, 0.375%	10,315,663
10,950,000	08/31/2024, 1.250%	10,492,752
17,240,000	08/31/2024, 1.875%	16,728,861
13,880,000	09/15/2024, 0.375%	13,046,658
2,500,000	09/30/2024, 1.500%	2,403,564
6,790,000	10/15/2024, 0.625%	6,401,166
820,000	10/31/2024, 2.250%	799,884
3,655,000	11/30/2024, 1.500%	3,502,375
1,435,000	12/31/2024, 1.750%	1,381,216
4,155,000	01/15/2025, 1.125%	3,935,564
3,835,000	01/31/2025, 1.375%	3,651,414
11,240,000	01/31/2025, 2.500%	10,992,808
12,980,000	02/15/2025, 1.500%	12,382,717
5,410,000	03/15/2025, 1.750%	5,187,683
2,135,000	03/31/2025, 0.500%	1,980,379
350,000	04/15/2025, 2.625%	342,672
3,475,000	04/30/2025, 0.375%	3,203,923
6,855,000	04/30/2025, 2.875%	6,750,568

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

Principal
Amount	Security Description	Value
U.S. GOVERNMENT NOTES/BONDS – 61.6% (Continued)

	U.S. Treasury Notes – 35.6% (Continued)
	United States Treasury Notes (Continued)
$820,000	05/15/2025, 2.125%	$791,748
6,240,000	05/31/2025, 2.875%	6,142,744
895,000	04/30/2027, 0.500%	786,307
3,655,000	05/15/2027, 2.375%	3,501,376
3,800,000	08/15/2027, 2.250%	3,615,195
6,570,000	11/15/2027, 2.250%	6,236,111
		134,573,348
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $241,415,179)	232,785,065

SHORT-TERM INVESTMENTS – 7.0%

	Money Market Deposit Account – 7.0%
26,630,706	U.S. Bank Money Market
	Deposit Account, 1.60% (e)(f)	26,630,706
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $26,630,706)	26,630,706

Units
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 2.9%

	Private Funds – 2.9%
10,918,203	Mount Vernon Liquid Assets
	Portfolio, LLC, 2.47% (g)(h)	10,918,203
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost $10,918,203)	10,918,203
	TOTAL INVESTMENTS – 109.3%
	(Cost $433,851,168)	412,747,891
	Liabilities in Excess of Other Assets – (9.3)%	(35,072,658)
	NET ASSETS – 100.0%	$377,675,233

Percentages are stated as a percent of net assets.
(a)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At August 31, 2022, the value of these securities amounted to $3,239,889 or 0.9% of net assets.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2022 (Continued)

(b)	All or portion of this security is out on loan as of August 31, 2022. Total value of securities out on loan is $10,631,699 or 2.8% of net assets.
(c)
Variable or Floating Rate Security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of August 31, 2022.

(d)
Security purchased on a forward-commitment basis (“TBA commitment”). On August 31, 2022, the total value of TBA commitments was $26,853,274 or 7.1% of net assets. See Note 2 in Notes to Financial Statements.

(e)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of August 31, 2022.

(f)
All or a portion of this security has been pledged as collateral in connection with TBA commitments. At August 31, 2022, the value of securities pledged amounted to $26,630,706. In addition, the Fund held cash collateral in the amount of $1,200,000.

(g)	Rate shown is the annualized seven-day yield as of August 31, 2022.
(h)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Global Fund Services.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2022

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
ASSETS
Investments in securities, at value*+	$347,228,223	$565,237,615	$412,747,891
Cash held as collateral
for TBA commitments	—	—	1,200,000
Foreign currency, at value*	10	—	—
Receivable for securities sold	—	—	92,882
Dividends and interest receivable	1,904,437	807,765	2,530,787
Dividend tax reclaim receivable	1,243,547	—	—
Securities lending income receivable	12,111	14,009	1,391
Total assets	350,388,328	566,059,389	416,572,951
LIABILITIES
Collateral received for
securities loaned (Note 4)	10,024,271	102,086,625	10,918,203
Payable for securities purchased	109,333	—	27,847,975
Management fees payable	180,945	204,393	131,540
Total liabilities	10,314,549	102,291,018	38,897,718
NET ASSETS	$340,073,779	$463,768,371	$377,675,233
NET ASSETS CONSIST OF:
Paid-in capital	$516,861,679	$473,665,793	$428,001,391
Total distributable earnings
(accumulated deficit)	(176,787,900)	(9,897,422)	(50,326,158)
Net assets	$340,073,779	$463,768,371	$377,675,233
Net asset value:
Net assets	$340,073,779	$463,768,371	$377,675,233
Shares outstanding^	15,400,000	11,300,000	8,500,000
Net asset value, offering and
redemption price per share	$22.08	$41.04	$44.43

* Identified Cost:
Investments in Securities	$375,926,336	$542,532,946	$433,851,168
Foreign Currency	10	—	—
+ Includes loaned securities
with a value of	$13,325,169	$98,708,378	$10,631,699

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2022

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
INVESTMENT INCOME
Dividends^	$22,307,393	$8,621,669	$—
Non-cash dividends	1,820,816	—	—
Securities lending income,
net (Note 4)	228,603	121,056	29,002
Interest	3,846	2,625	8,575,535
Total investment income	24,360,658	8,745,350	8,604,537
EXPENSES
Management fees	2,549,776	2,285,277	1,626,266
Total expenses	2,549,776	2,285,277	1,626,266
Fees waived by adviser (Note 3)	(30,853)	(29,448)	(27,988)
Net expenses	2,518,923	2,255,829	1,598,278
Net investment income (loss)	21,841,735	6,489,521	7,006,259

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	(8,985,551)	25,064,709	(31,030,589)
Foreign currency	(205,792)	—	—
Change in unrealized
appreciation (depreciation) on:
Investments in securities	(81,338,855)	(64,409,430)	(28,597,208)
Foreign currency and translation
of other assets and liabilities
in foreign currency	(181,194)	—	—
Net realized and unrealized
gain (loss) on investments	(90,711,392)	(39,344,721)	(59,627,797)
Net increase (decrease) in net assets
resulting from operations	$(68,869,657)	$(32,855,200)	$(52,621,538)
^ Net of foreign withholding taxes	$2,621,612	$—	$—

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2022	August 31, 2021
OPERATIONS
Net investment income (loss)	$21,841,735	$14,606,062
Net realized gain (loss) on investments
and foreign currency	(9,191,343)	47,203,947
Change in unrealized appreciation
(depreciation) on investments
and foreign currency	(81,520,049)	72,325,084
Net increase (decrease) in net assets
resulting from operations	(68,869,657)	134,135,093

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(23,767,573)	(15,901,505)
Total distributions to shareholders	(23,767,573)	(15,901,505)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	—
Payments for shares redeemed	(53,776,620)	(69,124,880)
Transaction fees (Note 7)	34,627	43,214
Net increase (decrease) in
net assets derived from
capital share transactions(a)	(53,741,993)	(69,081,666)
Net increase (decrease) in net assets	$(146,379,223)	$49,151,922

NET ASSETS
Beginning of year	$486,453,002	$437,301,080
End of year	$340,073,779	$486,453,002

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	—	—
Shares redeemed	(2,100,000)	(2,800,000)
Net increase (decrease)	(2,100,000)	(2,800,000)

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2022	August 31, 2021
OPERATIONS
Net investment income (loss)	$6,489,521	$4,647,775
Net realized gain (loss) on investments	25,064,709	64,389,498
Change in unrealized appreciation
(depreciation) on investments	(64,409,430)	84,452,844
Net increase (decrease) in net assets
resulting from operations	(32,855,200)	153,490,117

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(6,205,670)	(4,772,720)
Total distributions to shareholders	(6,205,670)	(4,772,720)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	78,759,520	43,785,000
Payments for shares redeemed	(3,904,120)	(94,885,470)
Transaction fees (Note 7)	8	—
Net increase (decrease) in
net assets derived from
capital share transactions(a)	74,855,408	(51,100,470)
Net increase (decrease) in net assets	$35,794,538	$97,616,927

NET ASSETS
Beginning of year	$427,973,833	$330,356,906
End of year	$463,768,371	$427,973,833

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	1,800,000	1,000,000
Shares redeemed	(100,000)	(2,400,000)
Net increase (decrease)	1,700,000	(1,400,000)

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2022	August 31, 2021
OPERATIONS
Net investment income (loss)	$7,006,259	$6,263,390
Net realized gain (loss) on investments	(31,030,589)	9,034,635
Change in unrealized appreciation
(depreciation) on investments	(28,597,208)	(9,262,591)
Net increase (decrease) in net assets
resulting from operations	(52,621,538)	6,035,434

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(9,405,859)	(6,192,618)
Total distributions to shareholders	(9,405,859)	(6,192,618)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	46,663,710	20,576,910
Payments for shares redeemed	(22,645,050)	(5,243,670)
Transaction fees (Note 7)	10,572	2,901
Net increase (decrease) in
net assets derived from
capital share transactions(a)	24,029,232	15,336,141
Net increase (decrease) in net assets	$(37,998,165)	$15,178,957

NET ASSETS
Beginning of year	$415,673,398	$400,494,441
End of year	$377,675,233	$415,673,398

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	1,000,000	400,000
Shares redeemed	(500,000)	(100,000)
Net increase (decrease)	500,000	300,000

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year

	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$27.80	$21.54	$22.59	$25.19	$27.16

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(1)	1.34	0.78	0.51	0.74	0.60
Net realized and unrealized
gain (loss) on investments(4)	(5.60)	6.34	(0.93)	(2.64)	(1.91)
Total from
investment operations	(4.26)	7.12	(0.42)	(1.90)	(1.31)

DISTRIBUTIONS
TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.46)	(0.86)	(0.64)	(0.70)	(0.66)
Total distributions
to shareholders	(1.46)	(0.86)	(0.64)	(0.70)	(0.66)

CAPITAL SHARE
TRANSACTIONS:
Transaction fees (Note 7)	— (2)	— (2)	0.01	— (2)	— (2)
Net asset value, end of year	$22.08	$27.80	$21.54	$22.59	$25.19
Total return	-15.77%	33.22%	-1.98%	-7.61%	-4.97%

SUPPLEMENTAL DATA:
Net assets at end of year (000’s)	$340,074	$486,453	$437,301	$569,345	$609,628

RATIOS TO AVERAGE
NET ASSETS:
Expenses to average
net assets (before
management fees waived)	0.61%	0.61%	0.61%	0.61%	0.64%
Expenses to average
net assets (after
management fees waived)	0.60%	0.59%	0.60%	0.61%	0.63%
Net investment income (loss)
to average net assets (before
management fees waived)	5.22%	3.02%	2.29%	3.09%	2.18%
Net investment income (loss)
to average net assets (after
management fees waived)	5.23%	3.04%	2.30%	3.09%	2.19%
Portfolio turnover rate(3)	70%	74%	79%	76%	66%

(1)	Calculated based on average shares outstanding during the period.
(2)	Less than $0.005.
(3)	Excludes the impact of in-kind transactions.
(4)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year

	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$44.58	$30.03	$29.72	$35.33	$29.83

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.62	0.46	0.45	0.49	0.40
Net realized and unrealized
gain (loss) on investments(4)	(3.56)	14.56	0.33	(5.60)	5.52
Total from
investment operations	(2.94)	15.02	0.78	(5.11)	5.92

DISTRIBUTIONS
TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.60)	(0.47)	(0.47)	(0.50)	(0.42)
Total distributions
to shareholders	(0.60)	(0.47)	(0.47)	(0.50)	(0.42)

CAPITAL SHARE
TRANSACTIONS:
Transaction fees (Note 7)	— (2)	—	—	— (2)	—
Net asset value, end of year	$41.04	$44.58	$30.03	$29.72	$35.33
Total return	-6.66%	50.29%	2.70%	-14.49%	19.95%

SUPPLEMENTAL DATA:
Net assets at end of year (000’s)	$463,768	$427,974	$330,357	$478,413	$671,355

RATIOS TO AVERAGE
NET ASSETS:
Expenses to average
net assets (before
management fees waived)	0.50%	0.50%	0.50%	0.50%	0.52%
Expenses to average
net assets (after
management fees waived)	0.49%	0.48%	0.49%	0.50%	0.51%
Net investment income (loss)
to average net assets (before
management fees waived)	1.41%	1.17%	1.53%	1.56%	1.20%
Net investment income (loss)
to average net assets (after
management fees waived)	1.42%	1.19%	1.54%	1.56%	1.21%
Portfolio turnover rate(3)	63%	65%	66%	71%	63%

(1)	Calculated based on average shares outstanding during the period.
(2)	Less than $0.005.
(3)	Excludes the impact of in-kind transactions.
(4)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year

	Year Ended August 31,
	2022	2021	2020	2019	2018
Net asset value, beginning of year	$51.96	$52.01	$51.22	$47.93	$50.26

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.85	0.80	1.23	1.50	1.17
Net realized and unrealized
gain (loss) on investments(4)	(7.23)	(0.05)	0.88	3.34	(2.39)
Total from
investment operations	(6.38)	0.75	2.11	4.84	(1.22)

DISTRIBUTIONS
TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.05)	(0.80)	(1.33)	(1.56)	(1.11)
Realized gains	(0.10)	—	—	—	—
Total distributions
to shareholders	(1.15)	(0.80)	(1.33)	(1.56)	(1.11)

CAPITAL SHARE
TRANSACTIONS:
Transaction fees (Note 7)	— (2)	— (2)	0.01	0.01	— (2)
Net asset value, end of year	$44.43	$51.96	$52.01	$51.22	$47.93
Total return	-12.41%	1.46%	4.26%	10.37%	-2.42%

SUPPLEMENTAL DATA:
Net assets at end of year (000’s)	$377,675	$415,673	$400,494	$486,612	$536,796

RATIOS TO AVERAGE
NET ASSETS:
Expenses to average
net assets (before
management fees waived)	0.41%	0.41%	0.41%	0.41%	0.43%
Expenses to average
net assets (after
management fees waived)	0.40%	0.39%	0.40%	0.41%	0.42%
Net investment income (loss)
to average net assets (before
management fees waived)	1.76%	1.53%	2.42%	3.11%	2.42%
Net investment income (loss)
to average net assets (after
management fees waived)	1.77%	1.55%	2.43%	3.11%	2.43%
Portfolio turnover rate(3)	247%	238%	247%	384%	324%

(1)	Calculated based on average shares outstanding during the period.
(2)	Less than $0.005.
(3)	Excludes the impact of in-kind transactions.
(4)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2022

NOTE 1 – ORGANIZATION

Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek to track the performance, before fees and expenses, of the Vident Core International Equity Index, the Vident Core U.S. Stock Index and the Vident Core U.S. Bond Index, respectively. Vident International Equity Fund commenced operations on October 29, 2013; Vident Core U.S. Equity Fund commenced operations on January 21, 2014; and Vident Core U.S. Bond Strategy ETF commenced operations on October 15, 2014.

The end of the reporting period for the Funds is August 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2022 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket® and Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator. These shares are generally classified as Level 2 instruments.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Vident International Equity Fund

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$323,450,977	$—	$0	(a)	$323,450,977
Preferred Stocks	13,058,606	—	—		13,058,606
Short-Term Investments	694,369	—	—		694,369
Investments Purchased
with Proceeds from
Securities Lending	—	10,024,271	—		10,024,271
Total Investments
in Securities	$337,203,952	$10,024,271	$0		$347,228,223

(a)	Represents less than $0.50.
^	See Schedule of Investments for country breakouts.

Vident Core U.S. Equity Fund

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$462,342,143	$—	$—	$462,342,143
Short-Term Investments	808,847	—	—	808,847
Investments Purchased
with Proceeds from
Securities Lending	—	102,086,625	—	102,086,625
Total Investments
in Securities	$463,150,990	$102,086,625	$—	$565,237,615

^	See Schedule of Investments for sector breakouts.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Continued)

Vident Core U.S. Bond Strategy ETF

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$93,453,008	$—	$93,453,008
Mortgage Backed
Securities – U.S.
Government Agency	—	42,829,852	—	42,829,852
U.S. Government
Agency Issues	—	6,131,057	—	6,131,057
U.S. Government
Notes/Bonds	—	232,785,065	—	232,785,065
Short-Term Investments	26,630,706	—	—	26,630,706
Investments Purchased
with Proceeds from
Securities Lending	—	10,918,203	—	10,918,203
Total Investments
in Securities	$26,630,706	$386,117,185	$—	$412,747,891

^	See Schedule of Investments for sector breakouts.

During the current fiscal period, the Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF did not recognize any transfers into or out of Level 3. The Vident International Equity Fund held securities valued at $0 that were recognized as transfers in to Level 3. The transfer occurred due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the restrictions to the Russian foreign exchange. The Level 3 securities recognized $(7,014,285) as change in unrealized appreciation (depreciation) included in net change in unrealized appreciation (depreciation) on investments in the Statements of Operations.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Continued)

C.
Securities Purchased or Sold on a Forward-Commitment Basis. Vident Core U.S. Bond Strategy ETF may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security. TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction. In order to better define contractual rights and to secure rights that will help the Fund mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Trust or cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Noncash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. In connection with this ability, the Fund may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Fund realizes gains and losses on these transactions.

The value of TBA commitments on the Statements of Assets and Liabilities for the Vident Core U.S. Bond Strategy ETF as of the end of the current fiscal period is as follows:

Statement of Assets and Liabilities – Values of TBA Commitments as of the end of the current fiscal period

	Liabilities
	Location	Value
TBA Commitments –	Payable for
Credit/interest rate risk	Securities Purchased	$27,461,057

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Continued)

The effect of TBA Commitments on the Statement of Operations for the current fiscal period

Amount of Realized Gain (Loss) on TBA		Change in Unrealized Appreciation
Commitments Recognized in Income		(Depreciation) Recognized in Income
	Investments		Investments
	in Securities		in Securities
TBA Commitments	($3,081,141)	TBA Commitments	($539,673)

The average monthly value of TBA Commitments during the current fiscal period was $35,018,422.

OFFSETTING ASSETS AND LIABILITIES

The Vident Core U.S. Bond Strategy ETF is subject to various MSFTAs, which govern the terms of certain transactions with select counterparties. The MSFTAs allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MSFTAs also specify collateral posting arrangements at prearranged exposure levels. Under the MSFTAs, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MSFTAs with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of MSFTAs.

The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of the end of the current fiscal period.

Liabilities				Gross Amounts not offset
in the Statement of
Assets and Liabilities
Net
		Gross	Amounts
		Amounts	Presented
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of
Description/	Recognized	Assets and	Assets and	Financial	Collateral	Net
Counterparty	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
TBA Commitments
Goldman Sachs
& Co. LLC	$15,458,947	$—	$15,458,947	$(15,058,947)	$(400,000)	$—
Wells Fargo
Securities, LLC	12,002,110	—	12,002,110	(11,202,110)	(800,000)	—
	$27,461,057	$—	$27,461,057	$(26,261,057)	$(1,200,000)	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

D.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Continued)

investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

E.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Withholding taxes on foreign dividends and foreign taxes on capital gains have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Distributions received from the Funds’ investments in real estate investment trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid at least on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Continued)

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended August 31, 2022 the following table shows the reclassifications made:

	Distributable Earnings
	(Accumulated Deficit)	Paid-In Capital
Vident International Equity Fund	$(4,033,544)	$4,033,544
Vident Core U.S. Equity Fund	$(697,709)	$697,709
Vident Core U.S. Bond Strategy ETF	$1,381,888	$(1,381,888)

During the fiscal year ended August 31, 2022, the Funds realized the following net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains/(losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Vident International Equity Fund	$4,033,544
Vident Core U.S. Equity Fund	$697,709
Vident Core U.S. Bond Strategy ETF	$(1,381,888)

K.	Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Continued)

date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Vident Advisory, LLC (the “Adviser”) serves as the investment adviser to the Funds, and is a wholly-owned subsidiary of Vident Financial, LLC, the Index Provider (“Vident Financial”). Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Adviser may delegate its responsibility to pay some or all expenses incurred by the Funds, except for Excluded Expenses, to one or more third parties, including but not limited to, Vident Investment Advisory, LLC (the “Sub-Adviser”) a wholly-owned subsidiary of Vident Financial. For its services, the Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. For services provided to the Funds, Vident International Equity Fund pays the Adviser 0.61%, Vident Core U.S. Equity Fund pays the Adviser 0.50%, and Vident Core U.S. Bond Strategy ETF pays the Adviser 0.41% at an annual rate based on each Fund’s average daily net assets, calculated daily and paid monthly. Effective February 1, 2020, the Adviser contractually waived 0.02% of its adviser fee from each of the Funds until December 31, 2021. Fees waived under this waiver are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

ALPS Distributors, Inc. (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Continued)

The Custodian and Bank of New York Mellon (“BNY” or the “Sub-Custodian”) (together the “Securities Lending Agents”) act as Vident International Equity Fund’s securities lending agents. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

The Funds may lend up to 331⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The securities lending agreements provide that, in the event of a borrower’s material default, the Securities Lending Agents shall take all actions the Securities Lending Agents deem appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agents’ expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreements between the Funds and the Securities Lending Agents.

As of the end of the current fiscal period, the Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Continued)

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to the Securities Lending Agents were as follows:

	Value of	Payable for Collateral
	Securities	Received (excludes
Fund	on Loan	non-cash collateral)
Vident International Equity Fund	$13,325,169	$10,024,271
Vident Core U.S. Equity Fund	$98,708,378	$102,086,625
Vident Core U.S. Bond Strategy ETF	$10,631,699	$10,918,203

The cash collateral is invested in a private fund and repurchase agreements (Vident International Equity Fund only) with selected commercial banks and broker dealers, under which the Fund acquires U.S. Government obligations, as collateral subject to an obligation of the counterparty to repurchase and the Fund to resell the securities at an agreed upon time and price. The Fund, through the Sub-Custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the Sub-Custodian to take possession of all securities held as collateral for repurchase agreements. The Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction and it is the Fund’s policy that the fair value of the collateral be at least equal to 102% of the repurchase price. The value of the related collateral that the Fund received for repurchase agreements exceeded the value of the repurchase agreements at the end of the current fiscal period. The Schedule of Investments for the Fund includes the investments purchased with particular cash collateral holdings as of the end of the current fiscal period. Non-cash collateral received by Vident International Equity Fund was in the form of U.S. Treasury obligations with a value of $4,026,049.

The interest income earned by the Funds on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period, were as follows:

Fund	Fees and Interest Earned
Vident International Equity Fund	$228,603
Vident Core U.S. Equity Fund	$121,056
Vident Core U.S. Bond Strategy ETF	$29,002

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Continued)

SECURED BORROWINGS

The following represents gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Vident International Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Repurchase agreements
collateralized by various
U.S. government
obligations	$8,584,221	$—	$—	$—	$8,584,221
Private Funds(a)	$1,440,050	$—	$—	$—	$1,440,050
U.S. Treasury
obligations	$—	$—	$—	$4,026,049	$4,026,049
Total Borrowings	$10,024,271	$—	$—	$4,026,049	$14,050,320

Vident Core U.S Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Private Funds(a)	$102,086,625	$—	$—	$—	$102,086,625
Total Borrowings	$102,086,625	$—	$—	$—	$102,086,625

Vident Core U.S Bond Strategy ETF

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Private Funds(a)	$10,918,203	$—	$—	$—	$10,918,203
Total Borrowings	$10,918,203	$—	$—	$—	$10,918,203

(a)
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Continued)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Vident International Equity Fund	$290,546,115	$306,996,421
Vident Core U.S. Equity Fund	$284,347,920	$283,577,301
Vident Core U.S. Bond Strategy ETF	$980,223,236	$977,626,329

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Vident International Equity Fund	$—	$38,545,612
Vident Core U.S. Equity Fund	$78,470,334	$3,894,309
Vident Core U.S. Bond Strategy ETF	$41,789,693	$20,265,395

There were no purchases or sales of U.S. Government securities in Vident International Equity Fund or Vident Core U.S. Equity Fund during the current fiscal period. Included in the amounts for Vident Core U.S. Bond Strategy ETF there were $764,043,521 of purchases and $750,478,337 of sales of U.S. Government securities during the current fiscal period.

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2022, were as follows:

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
Tax cost of investments	$378,608,649	$543,866,838	$434,047,042
Gross tax unrealized appreciation	$20,156,454	$58,297,752	$139,714
Gross tax unrealized depreciation	(51,664,642)	(36,926,975)	(21,438,865)
Net tax unrealized
appreciation/ (depreciation)	(31,508,188)	21,370,777	(21,299,151)
Undistributed ordinary income	5,125,231	1,218,360	502,506
Undistributed long-term capital gain	—	—	—
Other accumulated gain/(loss)	(150,404,943)	(32,486,559)	(29,529,513)
Distributable earnings/
(accumulated deficit)	$(176,787,900)	$(9,897,422)	$(50,326,158)

The differences between book and tax-basis cost are attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales. A regulated investment company may elect for any taxable year to treat

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Continued)

any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2022, the Funds did not elect to defer any post- October capital losses or late-year ordinary losses.

As of August 31, 2022, the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Vident International Equity Fund	$(139,495,696)	$(10,895,577)
Vident Core U.S. Equity Fund	$(32,486,559)	$—
Vident Core U.S. Bond Strategy ETF	$(18,261,395)	$(11,268,118)

During the fiscal year ended August 31, 2022, the Funds utilized the following capital loss carryforward that was available as of August 31, 2021:

	Short-Term	Long-Term
Vident International Equity Fund	$—	$7,068,276
Vident Core U.S. Equity Fund	$24,713,791	$—
Vident Core U.S. Bond Strategy ETF	$—	$—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2022, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$23,767,573	$—
Vident Core U.S. Equity Fund	$6,205,670	$—
Vident Core U.S. Bond Strategy ETF	$8,604,885	$800,974

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2021, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$15,901,505	$—
Vident Core U.S. Equity Fund	$4,772,720	$—
Vident Core U.S. Bond Strategy ETF	$6,192,618	$—

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 100,000 shares. The general blocks of shares issued or redeemed are called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units of a Fund

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Continued)

may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units.

Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. Vident International Equity Fund charges $5,000; Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF each charge $750 for the standard fixed transaction fee, payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee payable to each Fund may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% in Vident International Equity Fund and Vident Core U.S. Equity Fund and up to a maximum of 3% in Vident Core U.S. Bond Strategy ETF as a percentage of the value of the Creation Units subject to the transaction.

Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges.

NOTE 8 – RISKS

COVID-19 Risk. The global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Russia/Ukraine Conflict Risk (Vident International Equity Fund Only). On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (Continued)

Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the current fiscal period, Ronald Blue Trust, Inc., as a beneficial shareholder, owned greater than 25% of the outstanding shares of each Fund.

VIDENT FUNDS

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Vident Funds and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vident International Equity Fund, Vident Core U.S. Equity Fund, and Vident Core U.S. Bond Strategy ETF (the “Funds”), each a series of ETF Series Solutions, as of August 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Vident Advisory, LLC’s investment companies since 2013.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 27, 2022

VIDENT FUNDS

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

		Term of		Number of	Other
	Position	Office		Portfolios	Directorships
	Held	and		in Fund	Held by
Name	with	Length		Complex	Trustee
and Year	the	of Time	Principal Occupation(s)	Overseen	During Past
of Birth	Trust	Served	During Past Five Years	by Trustee	Five Years
Independent Trustees

Leonard M.	Lead	Indefinite	Retired; formerly Chief	54	Independent
Rush, CPA	Indepen-	term;	Financial Officer,		Trustee,
Born: 1946	dent	since 2012	Robert W. Baird		Managed
	Trustee		& Co. Incorporated		Portfolio Series
	and Audit		(wealth management		(34 portfolios)
	Committee		firm) (2000–2011).		(since 2011).
Chairman

David A. Massart	Trustee	Indefinite	Partner and Managing	54	Independent
Born: 1967		term;	Director, Beacon Pointe		Trustee,
		since 2012	Advisors, LLC (since 2022);		Managed
			Co-Founder, President, and		Portfolio Series
			Chief Investment Strategist,		(34 portfolios)
			Next Generation Wealth		(since 2011).
Management, Inc.
(2005–2021).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	54	Independent
Born: 1956		term;	Director and General		Trustee,
		since 2018	Counsel, Artisan Partners		PPM Funds
			Limited Partnership		(2 portfolios)
			(investment adviser)		(since 2018).
(2000–2013); Executive
Vice President and General
Counsel, Artisan Partners
Asset Management Inc.
(2012–2013); Vice President
and General Counsel, Artisan
Funds, Inc. (investment
company) (2001–2012).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President, U.S.	54	None
Born: 1967	and	term;	Bancorp Fund Services, LLC
	Chairman	Trustee	(since 2013); Managing Director
		since 2014;	of Index Services, Zacks
		Chairman	Investment Management
		since 2013	(2011–2013).

VIDENT FUNDS

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
	Position(s)	Office
	Held	and
Name	with	Length
and Year	the	of Time
of Birth	Trust	Served	Principal Occupation(s) During Past Five Years
Kristina R. Nelson	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982		term;	(since 2020); Vice President, U.S. Bancorp Fund Services,
		since 2019	LLC (2014–2020).

Alyssa M. Bernard	Vice	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1988	President	term;	(since 2021); Assistant Vice President, U.S. Bancorp Fund
		since 2021	Services, LLC (2018–2021); Attorney, Waddell & Reed
Financial, Inc. (2017–2018).

Cynthia L. Andrae	Chief	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1971	Compliance	term;	(since 2019); Compliance Officer, U.S. Bancorp Fund
	Officer and	since 2022	Services, LLC (2015-2019).
	Anti-Money	(other roles
	Laundering	since 2021)
Officer

Kristen M. Weitzel	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1977		term;	(since 2015); Assistant Vice President, U.S. Bancorp Fund
		since 2014	Services, LLC (2011–2015).
(other roles
since 2013)

Isabella K. Zoller	Secretary	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services, LLC
Born: 1994		term;	(since 2021); Regulatory Administration Attorney, U.S.
		since 2021	Bancorp Fund Services, LLC (since 2019); Regulatory
		(other roles	Administration Intern, U.S. Bancorp Fund Services, LLC
		since 2020)	(2018–2019); Law Student (2016–2019).

Elizabeth A.	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Winske	Treasurer	term;	(since 2020); Assistant Vice President, U.S. Bancorp Fund
Born: 1983		since 2017	Services, LLC (2016–2020).

Jason E. Shlensky	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services, LLC
Born: 1987	Treasurer	term;	(since 2019); Officer, U.S. Bancorp Fund Services, LLC
		since 2019	(2014–2019).

Jessica L. Vorbeck	Assistant	Indefinite	Officer, U.S. Bancorp Fund Services, LLC (since 2018;
Born: 1984	Treasurer	term;	2014–2017).
since 2020

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.videntfunds.com.

VIDENT FUNDS

EXPENSE EXAMPLES
For the Six-Months Ended August 31, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

VIDENT FUNDS

EXPENSE EXAMPLES
For the Six-Months Ended August 31, 2022 (Unaudited) (Continued)

Vident International Equity Fund

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	March 1, 2022	August 31, 2022	the Period(a)
Actual	$1,000.00	$ 871.90	$2.88
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.13	$3.11

Vident Core U.S. Equity Fund

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	March 1, 2022	August 31, 2022	the Period(b)
Actual	$1,000.00	$ 919.50	$2.42
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.68	$2.55

Vident Core U.S. Bond Strategy ETF

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	March 1, 2022	August 31, 2022	the Period(c)
Actual	$1,000.00	$ 916.10	$1.98
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,023.14	$2.09

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized net expense ratio, 0.61%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the period. See Note 3.

(b)
The dollar amounts shown as expenses paid during the period are equal to the annualized net expense ratio, 0.50%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the period. See Note 3.

(c)
The dollar amounts shown as expenses paid during the period are equal to the annualized net expense ratio, 0.41%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the period. See Note 3.

VIDENT FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENT &
BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 20-21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) by and among Vident Advisory, LLC (the “Adviser”), Vident Investment Advisory, LLC (the “Sub-Adviser”), and the Trust, on behalf of the Vident Core U.S. Bond Strategy ETF, Vident Core U.S. Equity Strategy ETF, and Vident International Equity ETF (each, a “Fund” and, collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to each applicable Fund; (iv) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to each Fund are shared with its respective Fund shareholders; (v) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Funds; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Sub-Adviser, along with other service providers of the Funds, had provided written updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Funds, and the Board considered that information alongside the Mater Materials in its consideration of whether the Sub-Advisory Agreement should be continued. Additionally, representatives from the Sub-Adviser provided an oral overview of the services provided to each Fund by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations. The Board then discussed the Materials and oral presentations that it had received and any other information that the Board received at the Meeting and deliberated on the approval of continuation of the Sub-Advisory Agreement in light of this information.

Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to

VIDENT FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENT &
BOARD CONSIDERATIONS (Continued)

the Funds, as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

The Board noted the responsibilities that the Sub-Adviser has as each Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board also considered the Sub-Adviser’s affiliation with the Adviser as well as its resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it provides sub-advisory services.

Historical Performance. The Board noted that information regarding each Fund’s performance for various time periods had been included in the Materials. The Board considered each Fund’s past investment performance, including for periods ended December 31, 2021. Because each Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which each such Fund tracked its respective index before fees and expenses. The Board noted that, for the time periods reviewed, each Fund generally performed in-line with its underlying index, except that for the one-year period the Vident International Equity Fund underperformed its underlying index as a result of the costs associated with rebalancing the Fund’s portfolio in response to rebalancings of the Fund’s underlying index.

Cost of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser, which is an affiliate of the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other funds managed by the Sub-Adviser. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account analyses of the Sub-Adviser’s profitability with respect to each Fund at various Fund asset levels.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board

VIDENT FUNDS

APPROVAL OF SUB-ADVISORY AGREEMENT &
BOARD CONSIDERATIONS (Continued)

further noted that because each Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than such Fund’s respective shareholders. Consequently, the Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its respective shareholders.

VIDENT FUNDS

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME

For the year ended August 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Fund	64.80%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

DIVIDENDS RECEIVED DEDUCTION

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2022 was as follows:

Vident International Equity Fund	0.09%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

SHORT-TERM CAPITAL GAIN

For the year ended August 31, 2022, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Fund	0.00%
Vident Core U.S. Equity Fund	0.00%
Vident Core U.S. Bond Strategy ETF	0.00%

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited) (Continued)

FOREIGN TAX CREDIT PASS THROUGH

Pursuant to Section 853 of the Internal Revenue code, the Funds designated the following amounts as foreign taxes paid for the year ended August 31, 2022. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portion of
Ordinary Income
Distribution
	Creditable	Per	Derived from
	Foreign Taxes	Share	Foreign
	Paid	Amount	Sourced Income
Vident International Equity Fund	$2,611,991	$0.16960981	98.45%
Vident Core U.S. Equity Fund	—	—	—
Vident Core U.S. Bond Strategy ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

VIDENT FUNDS

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.videntfunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the website at www.videntfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.videntfunds.com.

(This Page Intentionally Left Blank.)

Adviser
Vident Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Sub-Adviser
Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Index Provider
Vident Financial, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado 80203

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541

Vident International Equity Fund	Vident Core U.S. Equity Fund
Symbol – VIDI	Symbol – VUSE
CUSIP – 26922A404	CUSIP – 26922A503

Vident Core U.S. Bond Strategy ETF
Symbol – VBND
CUSIP – 26922A602

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two  fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Vident International Equity Fund
	FYE 8/31/2022	FYE 8/31/2021
Audit Fees	$16,000	$16,000
Audit-Related Fees	$0	$0
Tax Fees	$ 3,500	$ 3,500
All Other Fees	$0	$0

Vident Core U.S. Equity Fund
	FYE 8/31/2022	FYE 8/31/2021
Audit Fees	$14,500	$14,500
Audit-Related Fees	$0	$0
Tax Fees	$ 3,500	$ 3,500
All Other Fees	$0	$0

Vident Core U.S. Bond Strategy ETF
	FYE 8/31/2022	FYE 8/31/2021
Audit Fees	$16,000	$16,000
Audit-Related Fees	$0	$0
Tax Fees	$ 3,500	$ 3,500
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Vident International Equity Fund
	FYE 8/31/2022	FYE 8/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Vident Core U.S. Equity Fund
	FYE 8/31/2022	FYE 8/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Vident Core U.S. Bond Strategy ETF
	FYE 8/31/2022	FYE 8/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Vident International Equity Fund
Non-Audit Related Fees	FYE 8/31/2022	FYE 8/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Vident Core U.S. Equity Fund
Non-Audit Related Fees	FYE 8/31/2022	FYE 8/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Vident Core U.S. Bond Strategy ETF
Non-Audit Related Fees	FYE 8/31/2022	FYE 8/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)
The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b)	Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ETF Series Solutions

By (Signature and Title       /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date     11/4/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date     11/4/2022

By (Signature and Title)*    /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date     11/4/2022

* Print the name and title of each signing officer under his or her signature.